UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537

Franklin Custodian Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/15

Item 1. Schedule of Investments.

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited)

Franklin DynaTech Fund	Country	Shares	Value
Common Stocks 98.5%
Aerospace & Defense 0.5%
The Boeing Co.	United States	100,000	$13,872,000

Air Freight & Logistics 0.8%
FedEx Corp.	United States	135,000	23,004,000

Biotechnology 14.6%
[a]Aduro Biotech Inc.	United States	200,000	6,066,000
[a]Alnylam Pharmaceuticals Inc.	United States	165,000	19,778,550
Amgen Inc.	United States	150,000	23,028,000
[a]Axovant Sciences Ltd.	United States	209,400	4,267,572
[a]Biogen Inc.	United States	165,000	66,650,100
[a]BioMarin Pharmaceutical Inc.	United States	165,000	22,568,700
[a]Bluebird Bio Inc.	United States	55,000	9,260,350
[a]Celgene Corp.	United States	600,000	69,441,000
[a]Celldex Therapeutics Inc.	United States	400,000	10,088,000
Gilead Sciences Inc.	United States	500,000	58,540,000
[a]Heron Therapeutics Inc.	United States	200,000	6,232,000
[a]Incyte Corp.	United States	220,000	22,926,200
[a]Karyopharm Therapeutics Inc.	United States	250,000	6,802,500
[a]Kite Pharma Inc.	United States	100,000	6,097,000
[a]Medivation Inc.	United States	250,000	28,550,000
[a]Regeneron Pharmaceuticals Inc.	United States	80,000	40,810,400
			401,106,372
Chemicals 1.7%
Cytec Industries Inc.	United States	500,000	30,265,000
Monsanto Co.	United States	150,000	15,988,500
			46,253,500
Commercial Services & Supplies 1.0%
[a]Stericycle Inc.	United States	200,000	26,782,000

Communications Equipment 2.4%
[a]Infinera Corp.	United States	300,000	6,294,000
[a]Palo Alto Networks Inc.	United States	350,000	61,145,000
			67,439,000
Diversified Financial Services 2.0%
Intercontinental Exchange Inc.	United States	100,000	22,361,000
Moody's Corp.	United States	300,000	32,388,000
			54,749,000
Electrical Equipment 0.9%
Acuity Brands Inc.	United States	135,000	24,297,300

Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., A	United States	400,000	23,188,000
Cognex Corp.	United States	300,000	14,430,000
[a]FitBit Inc., A	United States	90,200	3,448,346
[a]Universal Display Corp.	United States	30,000	1,551,900
			42,618,246
Energy Equipment & Services 1.5%
[a]FMC Technologies Inc.	United States	350,000	14,521,500
Schlumberger Ltd.	United States	300,000	25,857,000
			40,378,500
Health Care Equipment & Supplies 4.5%
Abbott Laboratories	United States	500,000	24,540,000
[a]DexCom Inc.	United States	400,000	31,992,000
[a]Edwards Lifesciences Corp.	United States	250,000	35,607,500
[a]Glaukos Corp.	United States	71,700	2,077,866
[a]IDEXX Laboratories Inc.	United States	250,000	16,035,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)
[a]Nevro Corp.	United States	100,000	5,375,000
Stryker Corp.	United States	100,000	9,557,000
			125,184,366
Health Care Providers & Services 3.1%
AmerisourceBergen Corp.	United States	10,000	1,063,400
McKesson Corp.	United States	205,000	46,086,050
[b]Teladoc Inc.	United States	79,700	1,354,900
UnitedHealth Group Inc.	United States	300,000	36,600,000
			85,104,350
Health Care Technology 2.2%
[a]athenahealth Inc.	United States	100,000	11,458,000
[a]Cerner Corp.	United States	500,000	34,530,000
[a]Veeva Systems Inc.	United States	500,000	14,015,000
			60,003,000
Internet & Catalog Retail 5.5%
[a]Amazon.com Inc.	United States	175,000	75,965,750
[a]JD.com Inc., ADR	China	300,000	10,230,000
[a]Liberty Ventures, A	United States	250,000	9,817,500
[a]Netflix Inc.	United States	30,000	19,708,200
[a]The Priceline Group Inc.	United States	25,000	28,784,250
[a]Vipshop Holdings Ltd., ADR	China	300,000	6,675,000
			151,180,700
Internet Software & Services 13.4%
[a]Alarm.com Holdings Inc.	United States	75,900	1,167,342
[a]Alibaba Group Holding Ltd., ADR	China	10,000	822,700
[a]Baidu Inc., ADR	China	125,000	24,885,000
[a]CoStar Group Inc.	United States	30,000	6,037,800
[a]Demandware Inc.	United States	400,000	28,432,000
Equinix Inc.	United States	50,000	12,700,000
[a]Facebook Inc., A	United States	1,000,000	85,765,000
[a]Google Inc., A	United States	100,000	54,004,000
[a]Google Inc., C	United States	62,170	32,360,107
[a]GrubHub Inc.	United States	150,000	5,110,500
[a]LinkedIn Corp., A	United States	200,000	41,326,000
MercadoLibre Inc.	Argentina	100,000	14,170,000
NetEase Inc., ADR	China	50,000	7,243,250
[a]Shopify Inc., A	Canada	14,300	485,485
Tencent Holdings Ltd.	China	2,500,000	49,924,854
[a]Twitter Inc.	United States	150,000	5,433,000
			369,867,038
IT Services 4.8%
MasterCard Inc., A	United States	700,000	65,436,000
Visa Inc., A	United States	1,000,000	67,150,000
			132,586,000
Life Sciences Tools & Services 3.6%
[a]Illumina Inc.	United States	220,000	48,039,200
Thermo Fisher Scientific Inc.	United States	200,000	25,952,000
[a]VWR Corp.	United States	500,000	13,365,000
[a]Waters Corp.	United States	100,000	12,838,000
			100,194,200
Machinery 0.5%
Flowserve Corp.	United States	250,000	13,165,000

Media 1.0%
[a]Liberty Broadband Corp., A	United States	200,000	10,194,000
[a]Liberty Broadband Corp., C	United States	130,907	6,697,202
[a]Liberty Media Corp., A	United States	200,000	7,208,000
Naspers Ltd., N	South Africa	15,000	2,336,430
			26,435,632
Oil, Gas & Consumable Fuels 1.7%
Anadarko Petroleum Corp.	United States	350,000	27,321,000

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)

Pioneer Natural Resources Co.	United States	135,000	18,723,150
			46,044,150
Pharmaceuticals 5.4%
[a]Allergan PLC	United States	250,000	75,865,000
Bristol-Myers Squibb Co.	United States	220,000	14,638,800
[a]Mallinckrodt PLC	United States	110,000	12,949,200
Merck KGaA	Germany	250,000	24,902,385
Novo Nordisk AS, ADR	Denmark	10,000	547,600
Perrigo Co. PLC	United States	100,000	18,483,000
			147,385,985
Real Estate Investment Trusts (REITs) 1.4%
American Tower Corp.	United States	400,000	37,316,000

Semiconductors & Semiconductor Equipment 6.7%
ARM Holdings PLC, ADR	United Kingdom	750,000	36,952,500
ASML Holding NV, N.Y. shs	Netherlands	200,000	20,826,000
Avago Technologies Ltd.	Singapore	150,000	19,939,500
[a]Cavium Inc.	United States	300,000	20,643,000
Intel Corp.	United States	800,000	24,332,000
Lam Research Corp.	United States	300,000	24,405,000
[a]NXP Semiconductors NV	Netherlands	350,000	34,370,000
Skyworks Solutions Inc.	United States	30,000	3,123,000
			184,591,000
Software 12.6%
[a]Adobe Systems Inc.	United States	300,000	24,303,000
[a]ANSYS Inc.	United States	150,000	13,686,000
[a]Aspen Technology Inc.	United States	400,000	18,220,000
CDK Global LLC	United States	300,000	16,194,000
[a]Cyber-Ark Software Ltd./Israel	Israel	175,000	10,993,500
[a]Electronic Arts Inc.	United States	250,000	16,625,000
[a]Ellie Mae Inc.	United States	100,000	6,979,000
[a]Hubspot Inc.	United States	100,000	4,958,000
Intuit Inc.	United States	250,000	25,192,500
Microsoft Corp.	United States	50,000	2,207,500
[a]Mobileye NV	United States	150,000	7,975,500
[a]NetSuite Inc.	United States	400,000	36,700,000
[a]Salesforce.com Inc.	United States	650,000	45,259,500
[a]ServiceNow Inc.	United States	600,000	44,586,000
[a]Splunk Inc.	United States	100,000	6,962,000
[a]Ultimate Software Group Inc.	United States	150,000	24,651,000
[a]Verint Systems Inc.	United States	200,000	12,149,000
[a]Workday Inc.	United States	300,000	22,917,000
[a]Zendesk Inc.	United States	250,000	5,552,500
			346,111,000
Technology Hardware, Storage & Peripherals 1.8%
Apple Inc.	United States	400,000	50,170,000

Textiles, Apparel & Luxury Goods 1.9%
NIKE Inc., B	United States	300,000	32,406,000
[a]Under Armour Inc., A	United States	250,000	20,860,000
			53,266,000
Wireless Telecommunication Services 1.5%
[a]SBA Communications Corp.	United States	350,000	40,239,500

Total Common Stocks (Cost $1,552,730,523)			2,709,343,839
Short Term Investments (Cost $45,655,412) 1.7%
Money Market Funds 1.7%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	45,655,412	45,655,412

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)
Total Investments (Cost $1,598,385,934) 100.2%	2,754,999,251
Other Assets, less Liabilities (0.2)%	(5,008,370)
Net Assets 100.0%	$2,749,990,881

a Non-income producing.
b Security purchased on a delayed delivery basis.
c Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited)

Franklin Growth Fund	Country	Shares	Value
Common Stocks 89.2%
Automobiles & Components 2.1%
BorgWarner Inc.	United States	1,200,000	$68,208,000
Ford Motor Co.	United States	1,200,000	18,012,000
General Motors Co.	United States	800,000	26,664,000
Harley-Davidson Inc.	United States	913,096	51,452,960
Johnson Controls Inc.	United States	1,600,000	79,248,000
			243,584,960
Banks 0.7%
JPMorgan Chase & Co.	United States	600,000	40,656,000
Wells Fargo & Co.	United States	750,000	42,180,000
			82,836,000
Capital Goods 16.4%
3M Co.	United States	855,000	131,926,500
Allegion PLC	United States	366,666	22,051,293
The Boeing Co.	United States	1,100,000	152,592,000
Caterpillar Inc.	United States	550,000	46,651,000
Danaher Corp.	United States	1,000,000	85,590,000
Deere & Co.	United States	500,000	48,525,000
Emerson Electric Co.	United States	1,100,000	60,973,000
General Dynamics Corp.	United States	1,000,000	141,690,000
General Electric Co.	United States	1,800,000	47,826,000
Huntington Ingalls Industries Inc.	United States	166,666	18,764,925
Illinois Tool Works Inc.	United States	1,000,000	91,790,000
Ingersoll-Rand PLC	United States	1,100,000	74,162,000
Lockheed Martin Corp.	United States	500,000	92,950,000
Northrop Grumman Corp.	United States	1,100,000	174,493,000
Pall Corp.	United States	1,000,000	124,450,000
Precision Castparts Corp.	United States	450,000	89,941,500
Raytheon Co.	United States	600,000	57,408,000
Rockwell Collins Inc.	United States	350,000	32,322,500
[a]Sensata Technologies Holding NV	United States	1,400,000	73,836,000
Stanley Black & Decker Inc.	United States	600,000	63,144,000
Textron Inc.	United States	1,600,000	71,408,000
United Technologies Corp.	United States	900,000	99,837,000
W.W. Grainger Inc.	United States	550,000	130,157,500
			1,932,489,218
Commercial & Professional Services 2.2%
Dun & Bradstreet Corp.	United States	400,000	48,800,000
Equifax Inc.	United States	500,000	48,545,000
[a]IHS Inc., A	United States	700,000	90,041,000
Robert Half International Inc.	United States	150,000	8,325,000
[a]Stericycle Inc.	United States	200,000	26,782,000
[a]Verisk Analytics Inc.	United States	550,000	40,018,000
			262,511,000
Consumer Durables & Apparel 2.0%
NIKE Inc., B	United States	900,000	97,218,000
VF Corp.	United States	2,000,000	139,480,000
			236,698,000
Consumer Services 1.4%
Carnival Corp.	United States	1,200,000	59,268,000
Graham Holdings Co., B	United States	80,000	86,004,000
Starwood Hotels & Resorts Worldwide Inc.	United States	250,000	20,272,500
			165,544,500
Diversified Financials 1.9%
American Express Co.	United States	600,000	46,632,000
[a]Berkshire Hathaway Inc., A	United States	184	37,692,400
BlackRock Inc.	United States	208,000	71,963,840

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)

T. Rowe Price Group Inc.	United States	900,000	69,957,000
			226,245,240
Energy 2.4%
Anadarko Petroleum Corp.	United States	850,000	66,351,000
Cabot Oil & Gas Corp., A	United States	1,000,000	31,540,000
[a]FMC Technologies Inc.	United States	1,500,000	62,235,000
Halliburton Co.	United States	850,000	36,609,500
Occidental Petroleum Corp.	United States	300,000	23,331,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	280,000	15,962,800
Schlumberger Ltd.	United States	550,000	47,404,500
			283,433,800
Food & Staples Retailing 0.5%
CVS Health Corp.	United States	600,000	62,928,000
Food, Beverage & Tobacco 2.8%
Brown-Forman Corp., B	United States	450,000	45,081,000
Bunge Ltd.	United States	250,000	21,950,000
Mead Johnson Nutrition Co., A	United States	1,150,000	103,753,000
[a]Monster Beverage Corp.	United States	900,000	120,618,000
PepsiCo Inc.	United States	450,000	42,003,000
			333,405,000
Health Care Equipment & Services 6.4%
Abbott Laboratories	United States	900,000	44,172,000
Aetna Inc.	United States	400,000	50,984,000
Baxter International Inc.	United States	400,000	27,972,000
Becton, Dickinson and Co.	United States	77,700	11,006,205
Cardinal Health Inc.	United States	300,000	25,095,000
[a]Edwards Lifesciences Corp.	United States	200,000	28,486,000
[a]Envision Healthcare Holdings Inc.	United States	1,600,000	63,168,000
[a]Express Scripts Holding Co.	United States	361,648	32,164,973
[a]Haemonetics Corp.	United States	1,000,000	41,360,000
[a]Henry Schein Inc.	United States	350,000	49,742,000
Hill-Rom Holdings Inc.	United States	300,000	16,299,000
[a]Intuitive Surgical Inc.	United States	150,000	72,675,000
[a]Laboratory Corp. of America Holdings	United States	450,000	54,549,000
Medtronic PLC	United States	406,300	30,106,830
Quest Diagnostics Inc.	United States	900,000	65,268,000
Stryker Corp.	United States	400,000	38,228,000
Teleflex Inc.	United States	500,000	67,725,000
[a]Varian Medical Systems Inc.	United States	300,000	25,299,000
Zimmer Biomet Holdings Inc.	United States	100,000	10,923,000
			755,223,008
Household & Personal Products 0.2%
The Procter & Gamble Co.	United States	335,000	26,210,400
Insurance 0.3%
Aflac Inc.	United States	600,000	37,320,000
Materials 5.7%
Air Products and Chemicals Inc.	United States	500,000	68,415,000
[a]Axalta Coating Systems Ltd.	United States	1,850,000	61,198,000
Celanese Corp., A	United States	1,200,000	86,256,000
Cytec Industries Inc.	United States	2,000,000	121,060,000
Ecolab Inc.	United States	750,000	84,802,500
Freeport-McMoRan Inc., B	United States	1,300,000	24,206,000
Martin Marietta Materials Inc.	United States	350,000	49,528,500
Praxair Inc.	United States	550,000	65,752,500
Sigma-Aldrich Corp.	United States	800,000	111,480,000
			672,698,500
Media 1.6%
The Walt Disney Co.	United States	1,687,290	192,587,281
Pharmaceuticals, Biotechnology & Life Sciences 14.2%
AbbVie Inc.	United States	400,000	26,876,000
[a]Allergan PLC	United States	400,000	121,384,000
Agilent Technologies Inc.	United States	1,300,000	50,154,000

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)
Amgen Inc.	United States	1,000,000	153,520,000
[a]Biogen Inc.	United States	500,000	201,970,000
[a]Bluebird Bio Inc.	United States	135,000	22,729,950
[a]Catalent Inc.	United States	2,800,000	82,124,000
[a]Celgene Corp.	United States	780,000	90,273,300
Eli Lilly & Co.	United States	1,350,000	112,711,500
Gilead Sciences Inc.	United States	600,000	70,248,000
[a]Hospira Inc.	United States	1,350,000	119,758,500
[a]Illumina Inc.	United States	400,000	87,344,000
Johnson & Johnson	United States	1,200,100	116,961,746
Merck & Co. Inc.	United States	1,000,000	56,930,000
[a]Mettler-Toledo International Inc.	United States	425,000	145,120,500
Pfizer Inc.	United States	2,761,000	92,576,330
Roche Holding AG, ADR	Switzerland	1,500,000	52,605,000
[a]Waters Corp.	United States	575,000	73,818,500
			1,677,105,326
Real Estate 0.6%
American Tower Corp.	United States	715,000	66,702,350
Retailing 1.7%
[a]Amazon.com Inc.	United States	350,000	151,931,500
Expedia Inc.	United States	200,000	21,870,000
HSN Inc.	United States	100,000	7,019,000
[a]TripAdvisor Inc.	United States	200,000	17,428,000
			198,248,500
Semiconductors & Semiconductor Equipment 0.7%
ASML Holding NV, N.Y. shs	Netherlands	250,000	26,032,500
Intel Corp.	United States	1,100,000	33,456,500
Texas Instruments Inc.	United States	500,000	25,755,000
			85,244,000
Software & Services 10.9%
[a]Alibaba Group Holding Ltd., ADR	China	480,400	39,522,508
[a]Autodesk Inc.	United States	800,000	40,060,000
Automatic Data Processing Inc.	United States	700,000	56,161,000
CDK Global LLC	United States	233,333	12,595,315
[a]Check Point Software Technologies Ltd.	Israel	525,000	41,763,750
Computer Sciences Corp.	United States	1,400,000	91,896,000
[a]Facebook Inc., A	United States	400,000	34,306,000
[a]Fortinet Inc.	United States	1,500,000	61,995,000
[a]Google Inc., A	United States	165,000	89,106,600
[a]Google Inc., C	United States	150,411	78,290,430
IAC/InterActiveCorp	United States	300,000	23,898,000
[a]Informatica Corp.	United States	800,000	38,776,000
International Business Machines Corp.	United States	600,000	97,596,000
Intuit Inc.	United States	1,000,000	100,770,000
MasterCard Inc., A	United States	1,000,000	93,480,000
Microsoft Corp.	United States	2,400,000	105,960,000
Oracle Corp.	United States	2,600,000	104,780,000
[a]ServiceNow Inc.	United States	400,000	29,724,000
Visa Inc., A	United States	1,200,000	80,580,000
[a]Yahoo! Inc.	United States	1,700,000	66,793,000
			1,288,053,603
Technology Hardware & Equipment 7.6%
Apple Inc.	United States	4,025,000	504,835,625
Cisco Systems Inc.	United States	2,945,000	80,869,700
EMC Corp.	United States	2,700,000	71,253,000
Hewlett-Packard Co.	United States	1,156,250	34,699,062
[a]Keysight Technologies Inc.	United States	650,000	20,273,500
QUALCOMM Inc.	United States	660,000	41,335,800
TE Connectivity Ltd.	United States	1,300,000	83,590,000

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)

[a]Trimble Navigation Ltd.	United States	2,400,000	56,304,000
			893,160,687
Transportation 6.4%
Alaska Air Group Inc.	United States	3,200,000	206,176,000
Allegiant Travel Co.	United States	200,000	35,576,000
ArcBest Corp.	United States	260,000	8,268,000
C.H. Robinson Worldwide Inc.	United States	267,300	16,676,847
Canadian National Railway Co.	Canada	1,000,000	57,750,000
Canadian Pacific Railway Ltd.	Canada	500,000	80,115,000
Expeditors International of Washington Inc.	United States	600,000	27,663,000
Forward Air Corp.	United States	500,000	26,130,000
Heartland Express Inc.	United States	600,000	12,138,000
[a]International Consolidated Airlines Group SA, ADR	United Kingdom	1,400,000	54,369,000
Kansas City Southern	United States	450,000	41,040,000
Ryanair Holdings PLC, ADR	Ireland	239,200	17,066,920
Union Pacific Corp.	United States	1,200,000	114,444,000
[a]United Continental Holdings Inc.	United States	1,050,000	55,660,500
			753,073,267
Utilities 0.5%
American Water Works Co. Inc.	United States	700,000	34,041,000
NextEra Energy Inc.	United States	250,000	24,507,500
			58,548,500
Total Common Stocks (Cost $4,392,917,765)			10,533,851,140
Short Term Investments 8.5%
Money Market Funds (Cost $588,835,850) 5.0%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	588,835,850	588,835,850
		Principal Amount
Repurchase Agreements (Cost $418,240,158) 3.5%
[c]Joint Repurchase Agreement, 0.095%, 7/01/15 (Maturity Value $418,241,263)	United States	418,240,158	418,240,158
BNP Paribas Securities Corp. (Maturity Value $102,636,406)
HSBC Securities (USA) Inc. (Maturity Value $215,536,452)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $100,068,405)
Collateralized by U.S. Government Agency Securities, 0.000% - 5.50%,
12/01/15 - 6/12/20; U.S. Government Agency Securities, Strips, 6/01/17;
[d]U.S. Treasury Bills, 3/31/16; U.S. Treasury Bonds, 3.125%, 8/15/44; and
U.S. Treasury Notes, 1.25% - 1.75%, 1/31/19 - 9/30/19
(valued at $426,690,549).
Total Investments (Cost $5,399,993,773) 97.7%			11,540,927,148

Other Assets, less Liabilities 2.3%			272,126,450
Net Assets 100.0%			$11,813,053,598

a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2015, all repurchase agreements had been entered into on that date.
d The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited)

Franklin Income Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 43.4%
Consumer Discretionary 2.9%
[a,b]Dex Media Inc.	United States	2,048,551	$1,495,442
Ford Motor Co.	United States	30,000,000	450,300,000
[c]General Motors Co.	United States	27,025,000	900,743,250
Las Vegas Sands Corp.	United States	1,746,000	91,787,220
Target Corp.	United States	14,602,000	1,191,961,260
			2,636,287,172
Consumer Staples 0.7%
PepsiCo Inc.	United States	6,000,000	560,040,000
Whole Foods Market Inc.	United States	2,822,796	111,331,074
			671,371,074
Energy 8.0%
Anadarko Petroleum Corp.	United States	3,000,000	234,180,000
BP PLC, ADR	United Kingdom	27,500,000	1,098,900,000
Canadian Oil Sands Ltd.	Canada	16,500,000	133,426,741
Chevron Corp.	United States	11,000,000	1,061,170,000
Exxon Mobil Corp.	United States	7,500,000	624,000,000
[a,b]Halcon Resources Corp.	United States	48,243,759	55,962,760
Halliburton Co.	United States	4,910,000	211,473,700
Occidental Petroleum Corp.	United States	2,500,000	194,425,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	31,000,000	1,767,310,000
Schlumberger Ltd.	United States	3,242,715	279,489,606
Spectra Energy Corp.	United States	10,000,000	326,000,000
Total SA, B, ADR	France	15,000,000	737,550,000
[c]The Williams Cos. Inc.	United States	6,500,000	373,035,000
Woodside Petroleum Ltd.	Australia	4,000,000	105,606,395
			7,202,529,202
Financials 2.2%
Bank of America Corp.	United States	15,902,833	270,666,217
CBL & Associates Properties Inc.	United States	5,000,000	81,000,000
Commonwealth Bank of Australia	Australia	2,000,000	131,321,536
HCP Inc.	United States	1,000,000	36,470,000
HSBC Holdings PLC	United Kingdom	15,000,000	134,344,073
JPMorgan Chase & Co.	United States	4,000,000	271,040,000
MetLife Inc.	United States	6,830,000	382,411,700
Outfront Media Inc.	United States	5,608,191	141,550,741
Royal Bank of Canada	Canada	5,000,000	305,764,612
The Toronto-Dominion Bank	Canada	2,250,000	95,548,439
Wells Fargo & Co.	United States	3,000,000	168,720,000
			2,018,837,318
Health Care 5.0%
AstraZeneca PLC	United Kingdom	3,000,000	189,415,481
Bristol-Myers Squibb Co.	United States	2,510,000	167,015,400
Eli Lilly & Co.	United States	12,000,000	1,001,880,000
Johnson & Johnson	United States	4,000,000	389,840,000
Merck & Co. Inc.	United States	12,000,000	683,160,000
Pfizer Inc.	United States	40,000,000	1,341,200,000
Sanofi, ADR	France	15,000,000	742,950,000
			4,515,460,881
Industrials 4.0%
The Boeing Co.	United States	2,060,000	285,763,200
[a,b]CEVA Holdings LLC	United Kingdom	91,371	67,614,585
General Electric Co.	United States	47,000,000	1,248,790,000
Lockheed Martin Corp.	United States	3,000,000	557,700,000
Raytheon Co.	United States	6,000,000	574,080,000
Republic Services Inc.	United States	9,500,000	372,115,000
United Technologies Corp.	United States	1,000,000	110,930,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)

Waste Management Inc.	United States	7,500,000	347,625,000
			3,564,617,785
Information Technology 1.6%
Cisco Systems Inc.	United States	6,133,000	168,412,180
[a,d]First Data Holdings Inc., B	United States	21,666,666	109,247,382
Intel Corp.	United States	21,350,000	649,360,250
Microsoft Corp.	United States	6,986,000	308,431,900
QUALCOMM Inc.	United States	1,000,000	62,630,000
Texas Instruments Inc.	United States	2,000,000	103,020,000
			1,401,101,712
Materials 7.2%
Agrium Inc.	Canada	6,750,000	715,162,500
BASF SE	Germany	5,250,000	461,164,984
BHP Billiton PLC	Australia	37,500,000	735,817,168
The Dow Chemical Co.	United States	21,745,525	1,112,718,514
E. I. du Pont de Nemours and Co.	United States	16,000,000	968,656,000
Freeport-McMoRan Inc., B	United States	7,600,000	141,512,000
Goldcorp Inc.	Canada	15,053,000	243,858,600
LyondellBasell Industries NV, A	United States	6,213,521	643,223,694
The Mosaic Co.	United States	8,046,000	376,955,100
Rio Tinto PLC, ADR	United Kingdom	24,347,600	1,003,364,596
[a]South32 Ltd.	Australia	37,500,000	50,664,753
			6,453,097,909
Telecommunication Services 2.4%
AT&T Inc.	United States	22,500,000	799,200,000
BCE Inc.	Canada	4,250,000	180,548,439
CenturyLink Inc.	United States	5,750,000	168,935,000
Telstra Corp. Ltd.	Australia	18,000,000	85,244,075
Telus Corp.	Canada	2,500,000	86,128,903
Verizon Communications Inc.	United States	15,000,000	699,150,000
Vodafone Group PLC	United Kingdom	35,727,271	129,009,164
			2,148,215,581
Utilities 9.4%
AGL Resources Inc.	United States	1,500,000	69,840,000
Ameren Corp.	United States	5,000,000	188,400,000
American Electric Power Co. Inc.	United States	7,500,000	397,275,000
Dominion Resources Inc.	United States	10,500,000	702,135,000
Duke Energy Corp.	United States	12,000,000	847,440,000
[a,b]Dynegy Inc.	United States	7,573,800	221,533,650
[a,b]Dynegy Inc., wts., 10/02/17	United States	1,143,273	4,624,539
Entergy Corp.	United States	3,000,000	211,500,000
Exelon Corp.	United States	30,790,000	967,421,800
FirstEnergy Corp.	United States	4,500,000	146,475,000
NextEra Energy Inc.	United States	6,310,000	618,569,300
PG&E Corp.	United States	20,000,000	982,000,000
Pinnacle West Capital Corp.	United States	3,500,000	199,115,000
PPL Corp.	United States	9,500,000	279,965,000
Public Service Enterprise Group Inc.	United States	10,000,000	392,800,000
Sempra Energy	United States	3,500,000	346,290,000
The Southern Co.	United States	24,500,000	1,026,550,000
SSE PLC	United Kingdom	6,000,000	144,783,369
TECO Energy Inc.	United States	4,000,000	70,640,000
Xcel Energy Inc.	United States	18,500,000	595,330,000
			8,412,687,658
Total Common Stocks and Other Equity Interests (Cost $35,563,969,963)			39,024,206,292
Equity-Linked Securities 10.2%
Consumer Discretionary 1.7%
[e]Bank of America Corp. into General Motors Co., 8.00%, 144A	United States	2,820,000	95,987,160
[e]Credit Suisse New York into Target Corp., 6.50%, 144A	United States	1,382,000	108,392,057
[e]Credit Suisse New York into Target Corp., 6.00%, 144A	United States	1,870,000	151,172,857
[e]Deutsche Bank AG/London into Ford Motor Co., 7.00%, 144A	United States	12,500,000	191,437,500
[e]Deutsche Bank AG/London into General Motors Co., 8.00%, 144A	United States	2,800,000	95,051,040

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)
[e]The Goldman Sachs Group Inc. into Ford Motor Co., 7.50%, 144A	United States	15,360,000	238,394,880
[e]The Goldman Sachs Group Inc. into General Motors Co., 6.50%, 144A	United States	6,000,000	203,029,200
[e]JPMorgan Chase & Co. into Las Vegas Sands Corp., 9.00%, senior note, 144A	United States	1,817,000	97,573,990
[e]Merrill Lynch International & Co. CV into Target Corp., 6.00%, 144A	United States	2,455,000	200,691,340
[e]Morgan Stanley into Ford Motor Co., 7.00%, 144A	United States	10,000,000	152,954,000
			1,534,684,024
Energy 1.7%
[e]Citigroup Inc. into Anadarko Petroleum Corp., 6.50%, 144A	United States	2,130,000	175,055,754
[e]Citigroup Inc. into Anadarko Petroleum Corp., 8.00%, 144A	United States	1,628,000	132,323,840
[e]Citigroup Inc. into Cabot Oil & Gas Corp., 7.00%, 144A	United States	3,478,000	112,044,466
[e]Credit Suisse New York into Baker Hughes Inc., 6.00%, 144A	United States	2,025,000	120,593,812
[e]Credit Suisse New York into Halliburton Co., 8.00%, 144A	United States	1,900,000	85,395,500
[e]Credit Suisse New York into Schlumberger Ltd., 6.00%, 144A	United States	1,970,000	171,041,113
[e]Deutsche Bank AG/London into Anadarko Petroleum Corp., 9.50%, 144A	United States	1,900,000	153,900,000
[e]JPMorgan Chase & Co. into Devon Energy Corp., 7.50%, 144A	United States	2,516,000	148,765,293
[e]JPMorgan Chase & Co. into Schlumberger Ltd., 6.00%, 144A	United States	1,045,000	92,309,971
[e]Royal Bank of Canada into Cabot Oil & Gas Corp., 6.50%, 144A	United States	4,790,000	145,817,180
[e]Royal Bank of Canada into Halliburton Co., 6.00%, 144A	United States	3,125,000	138,498,125
			1,475,745,054
Financials 0.6%
[e]Barclays Bank PLC into Bank of America Corp., 6.00%, 144A	United States	6,135,000	104,028,127
[e]Credit Suisse New York into Metlife Inc., 6.00%, 144A	United States	2,500,000	142,005,000
[e]Deutsche Bank AG/London into MetLife Inc., 6.50%, 144A	United States	3,000,000	160,528,500
[e]Royal Bank of Canada into Metlife Inc., 6.00%, 144A	United States	2,950,000	158,327,680
			564,889,307
Health Care 0.6%
[e]Barclays Bank PLC into Pfizer Inc., 6.00%, 144A	United States	6,057,000	205,132,419
[e]The Goldman Sachs Group Inc. into Bristol-Myers Squibb Co., 6.00%, 144A	United States	2,049,000	114,973,693
[e]JPMorgan Chase & Co. into Merck & Co. Inc., 6.00%, senior note, 144A	United States	3,203,000	187,257,950
			507,364,062
Industrials 0.5%
[e]Barclays Bank PLC into The Boeing Co., 5.50%, 144A	United States	650,000	91,122,200
[e]The Goldman Sachs Group Inc. into General Electric Co., 5.50%, 144A	United States	14,423,000	385,759,000
			476,881,200
Information Technology 2.8%
[e]Bank of America Corp. into QUALCOMM Inc., 6.00%, 144A	United States	1,400,000	89,262,460
[e]Bank of America Corp. into Texas Instruments Inc., 6.00%, 144A	United States	2,870,000	144,016,600
[e]Bank of America Corp. into Xilinx Inc., 6.00%, 144A	United States	3,425,000	150,717,125
[e]Barclays Bank PLC into Xilinx Inc., 6.00%, 144A	United States	2,535,000	111,778,037
[e]Citigroup Inc. into Apple Inc., 7.00%, 144A	United States	802,000	101,161,874
[e]Citigroup Inc. into Microsoft Corp., 6.00%, 144A	United States	4,254,000	190,831,462
[e]Credit Suisse New York into Broadcom Corp., 6.00%, 144A	United States	4,000,000	170,224,000
[e]Credit Suisse New York into Cisco Systems Inc., 6.00%, 144A	United States	5,400,000	148,484,340
[e]Credit Suisse New York into Cisco Systems Inc., 6.00%, 144A	United States	6,600,000	184,387,500
[e]Credit Suisse New York into Freescale Semiconductor Ltd., 7.00%, 144A	United States	2,350,000	60,309,460
[e]Credit Suisse New York into QUALCOMM Inc., 6.00%, 144A	United States	2,910,000	184,220,169
[e]Deutsche Bank AG/London into Cisco Systems Inc., 6.50%, 144A	United States	7,900,000	213,956,490
[e]The Goldman Sachs Group Inc. into Intel Corp., 6.50%, 144A	United States	5,350,000	167,093,340
[e]JPMorgan Chase & Co. into Google Inc., 4.50%, C, 144A	United States	524,000	273,584,592
[e]JPMorgan Chase & Co. into Microsoft Corp., 6.00%, senior note, 144A	United States	4,330,000	194,111,735
[e]Royal Bank of Canada into Microsoft Corp., 5.50%, 144A	United States	3,100,000	137,998,050
			2,522,137,234
Materials 2.2%
[e]Barclays Bank PLC into Alcoa Inc., 8.50%, 144A	United States	8,495,000	101,442,193
[e]Barclays Bank PLC into Barrick Gold Corp., 8.00%, 144A	Canada	8,265,000	91,001,782
[e]Barclays Bank PLC into The Dow Chemical Co., 7.00%, 144A	United States	2,080,000	105,071,408
[e]Citigroup Inc. into Freeport-McMoRan Inc., 10.00%, 144A	United States	9,920,000	187,541,568
[e]Citigroup Inc. into Freeport-McMoRan Inc., 10.00%, 144A	United States	7,857,000	148,673,297
[e]Citigroup Inc. into Rio Tinto PLC, 9.00%, 144A	United Kingdom	4,275,000	179,468,775
[e]Deutsche Bank AG/London into AngloGold Ashanti Ltd., 10.00%, 144A	South Africa	10,300,000	96,187,786
[e]Deutsche Bank AG/London into LyondellBasell Industries NV, 9.00%, A, 144A	United States	1,846,000	169,496,951
[e]Deutsche Bank AG/London into Newmont Mining Corp., 7.00%, 144A	United States	6,060,000	143,365,056

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)
[e]Deutsche Bank AG/London into The Dow Chemical Co., 7.50%, 144A	United States	5,700,000		275,746,620
[e]JPMorgan Chase & Co. into LyondellBasell Industries NV, 7.00%, 144A	United States	1,429,000		148,604,568
[e]Royal Bank of Canada into Alcoa Inc., 7.00%, 144A	United States	4,150,000		47,881,870
[e]Royal Bank of Canada into LyondellBasell Industries NV, 8.00%, A, 144A	United States	2,308,000		218,837,636
[e]Wells Fargo & Co. into Freeport-McMoRan Inc., 7.50%, 144A	United States	4,500,000		86,760,900
				2,000,080,410
Utilities 0.1%
[e]Goldman Sachs Group Inc. into Calpine Corp., 6.00%, 144A	United States	4,895,000		91,054,343
Total Equity-Linked Securities (Cost $9,488,638,046)				9,172,835,634
Convertible Preferred Stocks 2.9%
Consumer Discretionary 0.2%
Fiat Chrysler Automobiles NV, 7.875%, cvt. pfd.	United Kingdom	1,200,000		153,610,800
Energy 0.2%
Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	13,470		9,201,694
Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	134,100		92,195,359
Halcon Resources Corp., 5.75%, cvt. pfd., A	United States	41,700		8,975,925
[e]Penn Virginia Corp., 6.00%, cvt. pfd., 144A	United States	700,000		34,362,230
Rex Energy Corp., 6.00%, cvt. pfd., A	United States	350,000		17,040,625
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	1,200,000		37,440,000
				199,215,833
Financials 1.6%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	699,718		778,086,416
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	2,800,000		69,076,000
[a]FNMA, 5.375%, cvt. pfd.	United States	4,250		55,250,000
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	480,000		564,000,000
				1,466,412,416
Health Care 0.1%
Allergan PLC, 5.50%, cvt. pfd.	United States	75,000		78,193,500
Industrials 0.1%
[a,b]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	2,897		2,897,250
[a,b]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	110,565		81,818,159
				84,715,409
Materials 0.1%
Alcoa Inc., 5.375%, cvt. pfd.	United States	3,056,375		120,818,504
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	1,200,000		18,732,000
				139,550,504
Telecommunication Services 0.1%
T-Mobile US Inc., 5.50%, cvt. pfd.	United States	777,800		52,501,500
Utilities 0.5%
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	1,490,000		79,849,100
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	2,500,000		116,750,000
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	1,490,000		80,206,700
Exelon Corp., 6.50%, cvt. pfd.	United States	2,000,000		90,720,000
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	1,000,000		53,500,000
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	956,500		59,025,615
				480,051,415
Total Convertible Preferred Stocks (Cost $2,787,348,481)				2,654,251,377
Preferred Stocks 0.2%
Financials 0.2%
[a]FHLMC, 8.375%, pfd., Z	United States	14,700,000		55,125,000
[a]FNMA, 8.25%, pfd.	United States	11,000,000		41,250,000
Morgan Stanley, 6.375%, pfd., I	United States	4,000,000		101,840,000
Total Preferred Stocks (Cost $731,400,000)				198,215,000
		Principal Amount*
Convertible Bonds 0.8%
Consumer Discretionary 0.3%
[e]Volkswagen International Finance, cvt., sub. note, 144A, 5.50%, 11/09/15	Germany	200,000,000	EUR	273,152,810
Energy 0.4%
Alpha Natural Resources Inc., cvt., senior note, 3.75%, 12/15/17	United States	30,000,000		2,737,500

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)
[e,f]American Energy-Permian Basin LLC, cvt., 144A, PIK, 8.00%, 5/01/22	United States	40,000,000	22,200,000
Cobalt International Energy Inc., cvt.,
senior bond, 3.125%, 5/15/24	United States	300,000,000	218,812,500
senior note, 2.625%, 12/01/19	United States	70,000,000	51,756,250
Energy XXI Ltd., cvt., senior note, 3.00%, 12/15/18	United States	28,300,000	6,933,500
Stone Energy Corp., cvt., senior note, 1.75%, 3/01/17	United States	69,500,000	63,809,688
			366,249,438
Health Care 0.1%
[e]Impax Laboratories Inc., cvt., senior note, 144A, 2.00%, 6/15/22	United States	55,000,000	55,240,625
Materials 0.0%†
Molycorp Inc., cvt., senior note, 6.00%, 9/01/17	United States	42,000,000	1,387,092
Total Convertible Bonds (Cost $855,935,496)			696,029,965
Corporate Bonds 36.4%
Consumer Discretionary 6.3%
[e]1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 6.00%,
4/01/22	Canada	70,000,000	72,100,000
[e,g]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	79,000,000	64,286,250
[e]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	67,900,000	71,682,030
[e]Altice Financing SA, secured note, 144A, 6.625%, 2/15/23	Luxembourg	50,000,000	49,750,000
[e]Altice SA,
senior bond, 144A, 7.625%, 2/15/25	Luxembourg	20,000,000	18,775,000
senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	25,000,000	24,203,125
AMC Networks Inc., 4.75%, 12/15/22	United States	40,000,000	40,150,000
[e]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	49,600,000	52,080,000
Best Buy Co. Inc., senior note, 5.50%, 3/15/21	United States	25,000,000	26,052,500
Cablevision Systems Corp., senior note,
8.625%, 9/15/17	United States	70,000,000	77,175,000
7.75%, 4/15/18	United States	120,000,000	129,900,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	62,800,000	62,015,000
senior bond, 5.125%, 2/15/23	United States	185,000,000	180,837,500
senior bond, 5.75%, 9/01/23	United States	67,000,000	67,293,125
senior bond, 5.75%, 1/15/24	United States	185,000,000	186,850,000
senior note, 6.50%, 4/30/21	United States	69,500,000	72,888,125
[e] senior note, 144A, 5.125%, 5/01/23	United States	50,000,000	48,812,500
[e] senior note, 144A, 5.875%, 5/01/27	United States	40,000,000	39,150,000
Chrysler Group LLC/CG Co-Issuer Inc., senior secured note, 8.25%, 6/15/21	United States	145,000,000	158,412,500
Cinemark USA Inc.,
senior bond, 4.875%, 6/01/23	United States	23,000,000	22,195,000
senior note, 5.125%, 12/15/22	United States	50,000,000	49,750,000
Clear Channel Worldwide Holdings Inc., senior sub. note, 7.625%, 3/15/20	United States	142,500,000	149,090,625
CSC Holdings LLC, senior note, 5.25%, 6/01/24	United States	32,600,000	31,459,000
[g]Cumulus Media Holdings Inc., senior note, 7.75%, 5/01/19	United States	50,000,000	46,062,500
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	240,000,000	223,200,000
senior note, 5.125%, 5/01/20	United States	45,000,000	45,618,750
senior note, 5.875%, 7/15/22	United States	158,000,000	155,235,000
senior note, 5.875%, 11/15/24	United States	82,100,000	79,072,562
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	180,000,000	171,565,740
[e]Family Tree Escrow LLC, senior note, 144A, 5.75%, 3/01/23	United States	42,500,000	44,625,000
[e]Fiat Chrysler Automobiles NV, senior note, 144A, 5.25%, 4/15/23	United Kingdom	67,600,000	66,332,500
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	62,900,000	66,831,250
HD Supply Inc.,
[e] first lien, 144A, 5.25%, 12/15/21	United States	80,000,000	81,400,000
senior note, 7.50%, 7/15/20	United States	60,000,000	63,750,000
iHeartCommunications Inc.,
[e] secured note, 144A, 10.625%, 3/15/23	United States	100,000,000	95,000,000
senior note, 10.00%, 1/15/18	United States	65,000,000	52,568,750
[f] senior note, PIK, 14.00%, 2/01/21	United States	101,863,512	72,108,162
senior secured bond, first lien, 9.00%, 3/01/21	United States	329,775,000	301,744,125
senior secured note, first lien, 9.00%, 12/15/19	United States	260,800,000	249,520,400
senior secured note, first lien, 11.25%, 3/01/21	United States	50,000,000	48,750,000
senior secured note, first lien, 9.00%, 9/15/22	United States	109,400,000	99,554,000

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)
[e]International Game Technology PLC,
senior note, 144A, 5.625%, 2/15/20	United Kingdom	50,000,000	48,875,000
senior secured bond, 144A, 6.50%, 2/15/25	United Kingdom	88,900,000	82,732,562
senior secured note, 144A, 6.25%, 2/15/22	United Kingdom	46,600,000	45,260,250
KB Home,
senior bond, 7.50%, 9/15/22	United States	35,000,000	36,575,000
senior note, 9.10%, 9/15/17	United States	49,000,000	54,880,000
senior note, 7.25%, 6/15/18	United States	70,500,000	76,845,000
senior note, 8.00%, 3/15/20	United States	20,000,000	22,100,000
senior note, 7.00%, 12/15/21	United States	40,000,000	41,500,000
Lamar Media Corp., senior sub. bond, 5.00%, 5/01/23	United States	39,500,000	39,302,500
MGM Resorts International, senior note,
10.00%, 11/01/16	United States	65,000,000	70,850,000
8.625%, 2/01/19	United States	37,400,000	42,449,000
5.25%, 3/31/20	United States	60,000,000	60,750,000
6.75%, 10/01/20	United States	27,450,000	29,160,135
7.75%, 3/15/22	United States	80,000,000	88,400,000
6.00%, 3/15/23	United States	35,000,000	35,525,000
[e]Nielsen Finance LLC/Co., senior note, 144A, 5.00%, 4/15/22	United States	73,000,000	71,676,875
[e]Numericable Group SA,
first lien, 144A, 4.875%, 5/15/19	France	37,500,000	37,125,000
senior bond, first lien, 144A, 6.25%, 5/15/24	France	40,000,000	39,350,000
senior note, first lien, 144A, 6.00%, 5/15/22	France	65,000,000	63,903,125
Outfront Media Capital LLC/Corp.,
senior bond, 5.625%, 2/15/24	United States	22,700,000	23,295,875
senior bond, 5.875%, 3/15/25	United States	30,000,000	31,162,500
senior note, 5.25%, 2/15/22	United States	23,000,000	23,345,000
Quebecor Media Inc., senior bond, 5.75%, 1/15/23	Canada	75,300,000	75,394,125
Regal Entertainment Group, senior note, 5.75%, 3/15/22	United States	50,000,000	50,747,500
[e]Shea Homes LP/Shea Homes Funding Corp.,
senior bond, 144A, 6.125%, 4/01/25	United States	45,000,000	45,562,500
senior note, 144A, 5.875%, 4/01/23	United States	45,000,000	45,787,500
[e]Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	124,100,000	125,651,250
senior note, 144A, 4.25%, 5/15/20	United States	30,500,000	30,423,750
senior note, 144A, 5.875%, 10/01/20	United States	50,000,000	51,375,000
senior note, 144A, 5.75%, 8/01/21	United States	45,000,000	46,406,250
senior note, 144A, 4.625%, 5/15/23	United States	94,400,000	88,972,000
[e]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	50,000,000	52,250,000
[e]Univision Communications Inc., senior secured note, first lien, 144A, 5.125%,
5/15/23	United States	124,500,000	121,387,500
2/15/25	United States	45,500,000	43,907,500
[e]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	80,000,000	80,450,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	23,366,000	18,955,668
Weyerhaeuser Real Estate Co., senior bond, 5.875%, 6/15/24	United States	30,000,000	29,550,000
[e]Wynn Las Vegas LLC/Capital Corp., senior bond, 144A, 4.25%, 5/30/23	United States	38,300,000	35,427,500
[e]Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	25,000,000	23,734,375
			5,688,891,259
Consumer Staples 0.7%
Alliance One International Inc., secured note, second lien, 9.875%, 7/15/21	United States	40,000,000	35,150,000
Cott Beverages Inc., senior note,
5.375%, 7/01/22	United States	49,377,000	48,142,575
[e] 144A, 6.75%, 1/01/20	United States	40,100,000	41,704,000
[e]ESAL GmbH, senior note, 144A, 6.25%, 2/05/23	Brazil	50,000,000	49,613,250
[e]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	75,000,000	75,796,875
senior note, 144A, 8.25%, 2/01/20	United States	36,075,000	38,419,875
senior note, 144A, 7.25%, 6/01/21	United States	148,100,000	156,800,875
senior note, 144A, 5.75%, 6/15/25	United States	50,000,000	49,625,000
[e]Post Holdings Inc., senior note, 144A, 6.75%, 12/01/21	United States	33,000,000	33,082,500

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)

U.S. Foods Inc., 8.50%, 6/30/19	United States	80,000,000	83,600,000
			611,934,950
Energy 9.0%
Access Midstream Partner LP/ACMP Finance Corp., senior note, 4.875%, 5/15/23	United States	76,000,000	75,088,152
Alpha Natural Resources Inc.,
[e] second lien, 144A, 7.50%, 8/01/20	United States	59,500,000	15,172,500
senior note, 6.00%, 6/01/19	United States	50,000,000	3,500,000
[e,f]American Energy-Woodford LLC/AEW Finance Corp., senior secured note, second lien,
144A, PIK, 12/30/20	United States	35,000,000	25,149,705
Antero Resources Corp., senior note,
6.00%, 12/01/20	United States	42,000,000	42,630,000
5.375%, 11/01/21	United States	75,000,000	73,125,000
5.125%, 12/01/22	United States	112,500,000	106,875,000
[e] 144A, 5.625%, 6/01/23	United States	35,000,000	33,993,750
Arch Coal Inc.,
[e] secured note, second lien, 144A, 8.00%, 1/15/19	United States	20,000,000	4,300,000
senior note, 7.00%, 6/15/19	United States	111,000,000	16,650,000
senior note, 7.25%, 6/15/21	United States	75,000,000	10,875,000
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., senior note,
9.25%, 8/15/21	United States	35,000,000	26,425,000
Berry Petroleum Co., senior bond, 6.375%, 9/15/22	United States	28,000,000	21,910,000
Bill Barrett Corp., senior note,
7.625%, 10/01/19	United States	142,000,000	136,320,000
7.00%, 10/15/22	United States	100,000,000	91,000,000
California Resources Corp.,
senior bond, 6.00%, 11/15/24	United States	127,000,000	109,696,250
senior note, 5.00%, 1/15/20	United States	100,000,000	88,500,000
senior note, 5.50%, 9/15/21	United States	120,000,000	104,550,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 6.50%,
4/15/21	United States	50,000,000	49,500,000
CGG SA, senior note,
6.50%, 6/01/21	France	98,096,000	81,910,160
6.875%, 1/15/22	France	58,600,000	49,114,125
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	34,060,000	20,436,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	117,450,000	85,665,094
Chesapeake Energy Corp., senior note,
6.50%, 8/15/17	United States	75,400,000	77,567,750
7.25%, 12/15/18	United States	128,065,000	132,547,275
5.375%, 6/15/21	United States	100,000,000	91,000,000
4.875%, 4/15/22	United States	125,000,000	109,375,000
5.75%, 3/15/23	United States	183,150,000	166,666,500
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	77,085,000	73,616,175
CONSOL Energy Inc., senior note, 5.875%, 4/15/22	United States	140,000,000	119,576,800
Denbury Resources Inc.,
senior bond, 6.375%, 8/15/21	United States	64,112,000	61,868,080
senior note, 5.50%, 5/01/22	United States	195,000,000	175,012,500
senior sub. note, 4.625%, 7/15/23	United States	142,975,000	120,456,437
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	United States	103,300,000	107,638,600
senior secured bond, first lien, 5.50%, 6/01/27	United States	150,000,000	149,625,000
Energy XXI Gulf Coast Inc.,
7.75%, 6/15/19	United States	65,000,000	24,375,000
senior note, 9.25%, 12/15/17	United States	280,000,000	149,100,000
senior note, 6.875%, 3/15/24	United States	245,000,000	80,850,000
[e] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	71,200,000	62,834,000
[e]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	85,000,000	68,478,125
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	83,022,000	50,435,865
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	50,000,000	32,000,000
[e,h]Goodrich Petroleum Corp., second lien, 144A, 8.00%, 3/15/18	United States	70,000	68,600,000
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	181,800,000	123,169,500
8.875%, 5/15/21	United States	159,000,000	105,337,500
9.25%, 2/15/22	United States	73,100,000	47,697,750
[e] 144A, 8.625%, 2/01/20	United States	60,000,000	59,475,000

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)
[e]Hercules Offshore Inc., senior note, 144A,
10.25%, 4/01/19	United States	60,000,000	19,697,760
8.75%, 7/15/21	United States	22,000,000	6,811,464
7.50%, 10/01/21	United States	35,000,000	11,694,725
Kinder Morgan Inc.,
senior note, MTN, 7.75%, 1/15/32	United States	123,000,000	141,330,075
[e] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	130,300,000	138,660,309
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	275,000,000	223,437,500
6.25%, 11/01/19	United States	275,000,000	216,562,500
8.625%, 4/15/20	United States	160,000,000	132,033,600
7.75%, 2/01/21	United States	90,000,000	70,425,000
6.50%, 9/15/21	United States	55,000,000	41,250,000
Magnum Hunter Resources Corp., senior note, 9.75%, 5/15/20	United States	60,000,000	54,000,000
[e]McDermott International Inc., second lien, 144A, 8.00%, 5/01/21	United States	32,300,000	29,231,500
[e]MEG Energy Corp., senior bond, 144A, 7.00%, 3/31/24	Canada	70,000,000	67,462,500
Memorial Production Partners LP/Memorial Production Finance Corp., senior note,
6.875%, 8/01/22	United States	40,000,000	36,380,000
Midstates Petroleum Co. Inc./LLC, senior note, 10.75%, 10/01/20	United States	16,600,000	7,055,000
[e]NGPL PipeCo LLC, secured note, 144A, 7.119%, 12/15/17	United States	115,000,000	118,450,000
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp., senior
note, 6.50%, 4/01/19	United States	72,700,000	68,701,500
Oasis Petroleum Inc., senior note,
7.25%, 2/01/19	United States	24,500,000	25,235,000
6.50%, 11/01/21	United States	25,500,000	25,500,000
6.875%, 3/15/22	United States	80,000,000	81,600,000
[e]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	70,000,000	54,556,250
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	38,150,000	23,462,250
senior secured note, first lien, 7.50%, 11/01/19	United States	130,000,000	80,356,250
Peabody Energy Corp.,
[e] second lien, 144A, 10.00%, 3/15/22	United States	135,000,000	84,037,500
senior note, 6.00%, 11/15/18	United States	110,000,000	53,350,000
senior note, 6.25%, 11/15/21	United States	120,000,000	39,000,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	160,000,000	144,400,000
Petrobras Global Finance BV, senior note,
5.375%, 1/27/21	Brazil	65,000,000	62,521,875
4.375%, 5/20/23	Brazil	80,000,000	69,644,400
PetroQuest Energy Inc., senior note, 10.00%, 9/01/17	United States	60,000,000	56,700,000
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior bond, 5.50%, 4/15/23	United States	41,000,000	41,934,800
senior note, 4.50%, 11/01/23	United States	47,200,000	45,784,000
Rex Energy Corp., senior note,
8.875%, 12/01/20	United States	98,000,000	88,690,000
6.25%, 8/01/22	United States	70,000,000	55,650,000
Rice Energy Inc., senior note, 6.25%, 5/01/22	United States	100,000,000	99,750,000
[e]Rockies Express Pipeline LLC,
senior bond, 144A, 6.85%, 7/15/18	United States	25,000,000	26,781,250
senior bond, 144A, 5.625%, 4/15/20	United States	11,000,000	11,302,500
senior note, 144A, 6.00%, 1/15/19	United States	60,000,000	62,850,000
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	126,200,000	129,355,000
first lien, 6.25%, 3/15/22	United States	90,000,000	93,600,000
first lien, 5.625%, 4/15/23	United States	200,000,000	200,312,000
senior secured note, first lien, 5.75%, 5/15/24	United States	131,900,000	132,064,875
[e] senior secured note, first lien, 144A, 5.625%, 3/01/25	United States	75,000,000	74,531,250
Sabine Pass LNG LP,
first lien, 6.50%, 11/01/20	United States	30,000,000	31,200,000
senior secured note, 7.50%, 11/30/16	United States	106,000,000	112,146,160
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	151,100,000	151,100,000
6.125%, 1/15/23	United States	160,000,000	144,000,000
SandRidge Energy Inc.,
[e] second lien, 144A, 8.75%, 6/01/20	United States	105,000,000	96,993,750
senior note, 8.75%, 1/15/20	United States	115,000,000	58,362,500

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)
senior note, 7.50%, 3/15/21	United States	150,100,000	66,794,500
senior note, 8.125%, 10/15/22	United States	60,000,000	25,950,000
senior note, 7.50%, 2/15/23	United States	50,000,000	21,385,000
Stone Energy Corp., senior bond, 7.50%, 11/15/22	United States	230,000,000	201,250,000
[e]Sunoco LP/Sunoco Finance Corp., senior note, 144A, 6.375%, 4/01/23	United States	70,000,000	73,150,000
[e]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	47,000,000	41,477,500
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	218,500,000	152,676,875
[e]Whiting Petroleum Corp., senior note, 144A, 6.25%, 4/01/23	United States	50,000,000	49,875,000
The Williams Cos. Inc., senior bond, 3.70%, 1/15/23	United States	65,000,000	60,545,940
			8,062,748,451
Financials 4.5%
[i]Bank of America Corp., junior sub. bond,
AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	80,000,000	79,500,000
M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	100,000,000	106,250,000
U, 5.20% to 6/01/23, FRN thereafter, Perpetual	United States	80,000,000	76,600,000
X, 6.25% to 9/05/24, FRN thereafter, Perpetual	United States	85,000,000	84,734,800
[i]Barclays PLC, sub. bond, 8.25% to 12/15/18, FRN thereafter, Perpetual	United Kingdom	75,000,000	79,398,000
CIT Group Inc., senior bond, 5.00%, 8/01/23	United States	60,000,000	59,250,000
[i]Citigroup Inc.,
junior sub. bond, 5.35% to 5/15/23, FRN thereafter, Perpetual	United States	179,195,000	168,936,086
junior sub. bond, 5.95% to 1/30/23, FRN thereafter, Perpetual	United States	165,000,000	162,731,250
junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	270,000,000	263,925,000
junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	160,000,000	160,552,000
junior sub. note, 5.90% to 2/15/23, FRN thereafter, Perpetual	United States	33,000,000	32,587,500
[e]Ferrellgas LP/Ferrellgas Finance Corp., senior note, 144A, 6.75%, 6/15/23	United States	56,400,000	56,964,000
[i]Fifth Third Bancorp, junior sub. bond, 5.10% to 6/30/23, FRN thereafter, Perpetual	United States	54,000,000	50,760,000
[i]General Electric Capital Corp., junior sub. bond, C, 5.25% to 6/15/23, FRN thereafter,
Perpetual	United States	82,400,000	84,563,000
General Motors Financial Co. Inc., senior bond, 4.25%, 5/15/23	United States	55,209,000	55,886,414
[i]The Goldman Sachs Group Inc., junior sub. note, 5.70% to 5/10/19, FRN thereafter,
Perpetual	United States	30,000,000	30,145,500
[i]HSBC Holdings PLC, junior sub. bond, 6.375% to 9/17/24, FRN thereafter, Perpetual	United Kingdom	40,000,000	40,270,600
International Lease Finance Corp., senior note,
8.75%, 3/15/17	United States	120,000,000	131,593,200
8.875%, 9/01/17	United States	63,300,000	70,896,000
Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24	United States	78,000,000	78,341,250
iStar Financial Inc., senior note, 5.00%, 7/01/19	United States	98,500,000	97,515,000
[i]JPMorgan Chase & Co.,
junior sub. bond, 6.125% to 4/30/24, FRN thereafter, Perpetual	United States	60,000,000	60,321,000
junior sub. bond, 6.75% to 2/01/24, FRN thereafter, Perpetual	United States	100,000,000	106,968,000
junior sub. bond, Q, 5.15% to 5/01/23, FRN thereafter, Perpetual	United States	100,000,000	95,410,000
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	105,000,000	104,475,000
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	200,000,000	196,000,000
junior sub. note, I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	800,000,000	847,200,000
junior sub. note, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	80,000,000	80,380,000
Kinetic Concepts Inc./USA, senior note, 12.50%, 11/01/19	United States	32,000,000	34,640,000
[i]MetLife Inc., junior sub. note, 5.25% to 6/15/20, FRN thereafter, Perpetual	United States	57,900,000	57,538,125
[i]Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	58,000,000	57,652,000
Navient Corp., senior note, 6.125%, 3/25/24	United States	50,000,000	48,000,000
[e]OneMain Financial Holdings Inc., senior note, 144A,
6.75%, 12/15/19	United States	75,000,000	78,375,000
7.25%, 12/15/21	United States	75,000,000	77,812,500
[i]PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter,
Perpetual	United States	54,000,000	51,705,000
Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	41,100,000	41,125,688
[i]Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	129,500,000	130,147,500
			4,039,149,413
Health Care 2.7%
CHS/Community Health Systems Inc.,
senior note, 6.875%, 2/01/22	United States	69,000,000	73,053,750
senior secured note, 5.125%, 8/01/21	United States	48,750,000	49,785,938
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	76,000,000	74,860,000
HCA Holdings Inc., senior note, 6.25%, 2/15/21	United States	47,200,000	50,976,000

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)
HCA Inc.,
senior note, 7.50%, 2/15/22	United States	150,000,000	172,500,000
senior note, 5.875%, 5/01/23	United States	110,000,000	117,150,000
senior secured bond, first lien, 4.75%, 5/01/23	United States	85,000,000	86,275,000
senior secured bond, first lien, 5.25%, 4/15/25	United States	30,000,000	31,181,250
senior secured note, 6.50%, 2/15/20	United States	90,000,000	100,800,000
senior secured note, first lien, 5.00%, 3/15/24	United States	148,900,000	151,878,000
[e,f]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	145,400,000	148,853,250
[e]Kindred Healthcare Inc.,
senior note, 144A, 8.75%, 1/15/23	United States	50,000,000	54,500,000
senior secured note, 144A, 8.00%, 1/15/20	United States	25,000,000	26,812,500
[e]Mallinckrodt International Finance SA/Mallinckrodt CB LLC, senior note, 144A,
4.875%, 4/15/20	United States	30,000,000	30,639,000
5.50%, 4/15/25	United States	25,000,000	24,343,750
Tenet Healthcare Corp.,
4.375%, 10/01/21	United States	160,000,000	157,200,000
senior note, 8.00%, 8/01/20	United States	100,000,000	104,375,000
senior note, 8.125%, 4/01/22	United States	300,000,000	329,250,000
[e] senior note, 144A, 5.00%, 3/01/19	United States	50,450,000	50,639,187
[e] senior note, 144A, 5.50%, 3/01/19	United States	40,800,000	41,310,000
senior secured note, first lien, 4.50%, 4/01/21	United States	85,000,000	84,468,750
[e]Tenet Healthcare Corp. II, senior note, 144A, 6.75%, 6/15/23	United States	82,200,000	83,998,125
[e]Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	62,400,000	64,428,000
senior note, 144A, 6.75%, 8/15/18	United States	58,900,000	61,881,812
senior note, 144A, 7.50%, 7/15/21	United States	53,900,000	58,414,125
senior note, 144A, 5.625%, 12/01/21	United States	25,650,000	26,422,065
senior note, 144A, 5.875%, 5/15/23	United States	83,500,000	85,691,875
[e]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	42,900,000	45,286,313
			2,386,973,690
Industrials 1.8%
[e]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	100,000,000	104,312,500
7.75%, 2/01/20	Spain	36,600,000	36,577,125
[e]Abengoa Greenfield SA, senior note, 144A, 6.50%, 10/01/19	Spain	40,000,000	37,200,000
The ADT Corp.,
[g] senior bond, 4.125%, 6/15/23	United States	110,000,000	102,850,000
senior note, 5.25%, 3/15/20	United States	40,000,000	42,100,000
senior note, 3.50%, 7/15/22	United States	58,500,000	53,381,250
[e]Ahern Rentals Inc., secured note, second lien, 144A, 7.375%, 5/15/23	United States	50,000,000	49,625,000
[e]Algeco Scotsman Global Finance PLC,
senior note, 144A, 10.75%, 10/15/19	United Kingdom	25,000,000	19,421,875
senior secured note, first lien, 144A, 8.50%, 10/15/18	United Kingdom	91,000,000	88,213,125
[e]Bombardier Inc.,
144A, 5.50%, 9/15/18	Canada	25,000,000	24,875,000
senior bond, 144A, 6.125%, 1/15/23	Canada	81,300,000	72,560,250
senior bond, 144A, 7.50%, 3/15/25	Canada	50,100,000	45,716,250
senior note, 144A, 6.00%, 10/15/22	Canada	35,000,000	31,237,500
[b,e]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	176,778,982	162,968,124
Hertz Corp., senior note,
6.75%, 4/15/19	United States	175,000,000	181,020,000
5.875%, 10/15/20	United States	23,500,000	23,911,250
7.375%, 1/15/21	United States	30,000,000	31,387,500
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	135,000,000	128,925,000
[e]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	51,600,000	50,052,000
[e]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	60,650,000	58,071,769
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	26,500,000	26,301,250
senior sub. note, 5.50%, 10/15/20	United States	59,500,000	59,425,625
senior sub. note, 6.00%, 7/15/22	United States	26,800,000	26,599,000
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	69,700,000	69,003,000
[e]XPO Logistics Inc., senior note, 144A,
7.875%, 9/01/19	United States	50,000,000	53,687,500

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)

6.50%, 6/15/22	United States	75,000,000		73,593,750
				1,653,015,643
Information Technology 2.7%
[e]Belden Inc., senior sub. note, 144A, 5.50%, 9/01/22	United States	40,000,000		39,900,000
[e]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	125,805,000		102,373,819
[e,f]Boxer Parent Co. Inc., senior note, 144A, PIK, 9.00%, 10/15/19	United States	65,000,000		46,393,750
[e,f]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	44,400,000		46,231,500
[e]CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24	United States	85,000,000		82,981,250
senior note, 144A, 5.00%, 6/15/21	United States	50,000,000		49,125,000
senior secured note, 144A, 4.375%, 6/15/20	United States	15,100,000		15,288,750
[e]CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	54,200,000		54,132,250
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	550,000,000		636,625,000
senior note, 10.625%, 6/15/21	United States	40,780,000		45,265,800
[e] senior secured bond, second lien, 144A, 8.25%, 1/15/21	United States	425,000,000		449,437,500
[e,f] senior secured note, 144A, PIK, 8.75%, 1/15/22	United States	208,158,000		221,818,368
[e] senior secured note, first lien, 144A, 6.75%, 11/01/20	United States	69,726,000		73,866,330
Freescale Semiconductor Inc.,
[e] secured note, 144A, 5.00%, 5/15/21	United States	79,450,000		81,833,500
senior note, 10.75%, 8/01/20	United States	75,990,000		80,549,400
[e] senior secured note, 144A, 6.00%, 1/15/22	United States	118,850,000		126,278,125
IAC/InterActiveCorp, senior note, 4.75%, 12/15/22	United States	45,000,000		44,268,750
[e]Infor (U.S.) Inc., senior note, 144A, 6.50%, 5/15/22	United States	50,000,000		51,125,000
[e,f]Infor Software Parent LLC/Inc., senior note, 144A, PIK, 7.125%, 5/01/21	United States	29,650,000		29,872,375
[e]Inmarsat Finance PLC, senior note, 144A, 4.875%, 5/15/22	United Kingdom	45,000,000		43,537,500
NCR Corp., senior note,
4.625%, 2/15/21	United States	25,000,000		25,156,250
5.00%, 7/15/22	United States	40,000,000		40,700,000
6.375%, 12/15/23	United States	50,000,000		53,187,500
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	30,000,000		31,950,000
				2,471,897,717
Materials 3.1%
[e]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	43,200,000		44,172,000
senior note, 144A, 6.75%, 1/31/21	Luxembourg	22,600,000		23,221,500
senior note, 144A, 6.00%, 6/30/21	Luxembourg	45,000,000		45,337,500
[j] senior secured note, 144A, FRN, 3.286%, 12/15/19	Luxembourg	25,000,000		24,406,250
Ball Corp., senior bond, 4.00%, 11/15/23	United States	100,000,000		93,250,000
[e]Beverage Packaging Holdings Luxembourg II SA, senior note, 144A, 5.625%, 12/15/16	New Zealand	33,000,000		33,061,875
[e]BWAY Holding Co., senior note, 144A, 9.125%, 8/15/21	United States	55,000,000		56,925,000
[e]Cemex Finance LLC, senior secured note,
144A, 9.375%, 10/12/22	Mexico	56,300,000		62,985,625
first lien, 144A, 6.00%, 4/01/24	Mexico	88,400,000		87,626,500
[e]Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	80,000,000		76,350,000
secured note, 144A, 5.875%, 3/25/19	Mexico	23,800,000		24,424,750
secured note, 144A, 7.25%, 1/15/21	Mexico	111,000,000		117,313,125
senior secured note, 144A, 9.50%, 6/15/18	Mexico	105,000,000		116,484,375
senior secured note, 144A, 6.50%, 12/10/19	Mexico	40,000,000		42,100,000
[e]The Chemours Co., senior note, 144A, 6.625%, 5/15/23	United States	99,900,000		97,027,875
[e]Consolidated Minerals Ltd., senior secured note, 144A, 8.00%, 5/15/20	Jersey Islands	30,000,000		24,000,000
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond, 4.50%, 1/15/23	United States	150,000,000		142,407,000
[e]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	61,630,000		59,935,175
7.00%, 2/15/21	Canada	63,630,000		61,164,337
7.25%, 5/15/22	Canada	28,000,000		26,810,000
[e]FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 8.25%, 11/01/19	Australia	82,000,000		69,495,000
[g] senior note, 144A, 6.875%, 4/01/22	Australia	65,000,000		45,825,000
senior secured note, 144A, 9.75%, 3/01/22	Australia	500,000,000		515,937,500
HudBay Minerals Inc., senior note, 9.50%, 10/01/20	Canada	72,100,000		76,786,500
[e]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	53,700,000	EUR	61,315,184

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)
[e]Lundin Mining Corp., senior secured note, 144A,
7.50%, 11/01/20	Canada	30,000,000	32,400,000
7.875%, 11/01/22	Canada	25,000,000	26,812,500
[e]Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	30,500,000	31,643,750
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	70,800,000	72,747,000
senior note, 8.50%, 5/15/18	United States	99,900,000	102,022,875
senior note, 9.00%, 4/15/19	United States	100,100,000	103,978,875
senior note, 9.875%, 8/15/19	United States	127,000,000	133,588,125
senior note, 8.25%, 2/15/21	United States	45,000,000	46,912,500
senior secured note, 7.875%, 8/15/19	United States	65,000,000	67,843,750
senior secured note, 6.875%, 2/15/21	United States	32,500,000	34,043,750
[e]Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	48,000,000	48,540,000
United States Steel Corp., senior note, 7.375%, 4/01/20	United States	35,000,000	36,837,500
[e]Wise Metals Group LLC/Wise Alloys Finance Corp., senior secured note, 144A, 8.75%,
12/15/18	United States	25,000,000	26,531,250
[e]WR Grace & Co-Conn, senior note, 144A, 5.125%, 10/01/21	United States	30,000,000	30,300,000
			2,822,563,946
Telecommunication Services 3.7%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	44,300,000	44,604,563
senior note, 5.80%, 3/15/22	United States	63,000,000	60,401,250
[e]Consolidated Communications Inc., senior note, 144A, 6.50%, 10/01/22	United States	100,000,000	96,875,000
[e]Digicel Ltd., senior note, 144A, 6.75%, 3/01/23	Bermuda	73,300,000	71,791,852
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	39,900,000	35,411,250
senior note, 8.50%, 4/15/20	United States	34,050,000	35,684,400
senior note, 9.25%, 7/01/21	United States	63,600,000	66,859,500
senior note, 8.75%, 4/15/22	United States	48,900,000	48,655,500
senior note, 7.125%, 1/15/23	United States	115,850,000	103,396,125
Intelsat Jackson Holdings SA, senior bond, 5.50%, 8/01/23	Luxembourg	170,000,000	150,556,250
Intelsat Luxembourg SA,
senior bond, 8.125%, 6/01/23	Luxembourg	18,000,000	15,041,250
senior note, 7.75%, 6/01/21	Luxembourg	43,000,000	36,012,500
[e]SoftBank Corp., senior note, 144A, 4.50%, 4/15/20	Japan	15,000,000	15,084,375
Sprint Capital Corp., senior bond, 6.875%, 11/15/28	United States	126,000,000	108,360,000
Sprint Communications Inc.,
11.50%, 11/15/21	United States	200,000,000	236,000,000
senior note, 9.125%, 3/01/17	United States	65,000,000	70,525,000
senior note, 8.375%, 8/15/17	United States	172,700,000	187,379,500
senior note, 7.00%, 8/15/20	United States	57,500,000	57,212,500
senior note, 6.00%, 11/15/22	United States	185,000,000	169,506,250
[e] senior note, 144A, 9.00%, 11/15/18	United States	180,000,000	203,716,800
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	187,350,000	183,134,625
senior bond, 7.125%, 6/15/24	United States	245,650,000	228,479,065
senior note, 7.625%, 2/15/25	United States	100,000,000	94,500,000
T-Mobile USA Inc.,
senior bond, 6.625%, 4/01/23	United States	50,000,000	52,062,500
senior bond, 6.50%, 1/15/24	United States	32,300,000	33,430,500
senior note, 6.464%, 4/28/19	United States	125,000,000	129,062,500
senior note, 6.542%, 4/28/20	United States	25,000,000	26,237,250
senior note, 6.25%, 4/01/21	United States	100,000,000	102,750,000
senior note, 6.633%, 4/28/21	United States	50,000,000	52,000,000
senior note, 6.731%, 4/28/22	United States	50,000,000	52,250,000
senior note, 6.00%, 3/01/23	United States	30,000,000	30,787,500
senior note, 6.836%, 4/28/23	United States	47,000,000	49,526,250
[e]Telecom Italia SpA, senior note, 144A, 5.303%, 5/30/24	Italy	65,000,000	65,365,625
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	52,700,000	57,838,566
[e]Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	290,000,000	293,262,500

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)

senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	50,000,000		49,750,000
				3,313,510,746
Utilities 1.9%
The AES Corp., senior bond,
4.875%, 5/15/23	United States	110,000,000		103,950,000
5.50%, 3/15/24	United States	50,000,000		48,675,000
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	250,000,000		244,062,500
senior note, 5.375%, 1/15/23	United States	215,000,000		212,312,500
[e] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	53,270,000		57,797,950
[e] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	58,700,000		62,368,750
[b]Dynegy Inc., senior note,
5.875%, 6/01/23	United States	100,000,000		98,250,000
[e] 144A, 6.75%, 11/01/19	United States	270,000,000		282,285,000
[e] 144A, 7.375%, 11/01/22	United States	256,700,000		270,176,750
[e]InterGen NV,
secured bond, 144A, 7.00%, 6/30/23	Netherlands	143,700,000		128,611,500
secured note, 144A, 7.50%, 6/30/21	Netherlands	35,800,000	GBP	54,976,363
NGL Energy Partners LP/NGL Energy Finance Corp., senior note,
5.125%, 7/15/19	United States	17,100,000		17,142,750
6.875%, 10/15/21	United States	65,000,000		67,925,000
NRG Energy Inc.,
senior bond, 6.625%, 3/15/23	United States	20,000,000		20,700,000
senior note, 6.25%, 7/15/22	United States	25,000,000		25,500,000
[e]NRG Yield Operating LLC, senior bond, 144A, 5.375%, 8/15/24	United States	35,000,000		35,437,500
				1,730,171,563
Total Corporate Bonds (Cost $33,407,808,892)				32,780,857,378
[j]Senior Floating Rate Interests 3.2%
Consumer Discretionary 1.3%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21	United States	29,700,000		28,354,234
[k]Academy Ltd., Initial Term Loan, 6.25%, 6/16/22	United States	100,000,000		100,093,800
Altice Financing SA, Loans, 5.50%, 6/24/19	Luxembourg	49,250,000		49,824,600
iHeartCommunications Inc.,
Tranche D Term Loan, 6.937%, 1/30/19	United States	727,373,595		673,426,477
Tranche E Term Loan, 7.687%, 7/30/19	United States	200,744,256		188,574,136
TOMS Shoes LLC, Term Loan B, 6.50%, 10/30/20	United States	24,937,500		23,098,359
Visant Corp. (Jostens), Initial Term Loan, 7.00%, 9/23/21	United States	99,250,000		95,776,250
				1,159,147,856
Consumer Staples 0.1%
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	98,000,000		98,306,250
Energy 1.0%
[k]Arch Coal Inc., Term Loans, 7.25%, 5/16/18	United States	26,518,905		18,364,342
Callon Petroleum Co., Second Lien Term Loan, 8.50%, 10/08/21	United States	79,500,000		78,837,526
CJ Holding Co.,
B-2 Term Loan, 7.25%, 3/24/22	United States	49,875,000		46,737,014
Term Loan B-1, 6.50%, 3/24/20	United States	49,875,000		46,986,389
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	246,365,578		201,527,043
Drillships Ocean Ventures Inc. and Drillships Ventures Projects Inc., Term Loan, 5.50%,
7/25/21	Marshall Islands	49,625,000		42,479,000
Fieldwood Energy LLC, Second Lien Loans, 8.375%, 9/30/20	United States	219,261,084		168,282,882
[k]McDermott Finance LLC, Term Loan, 6.50%, 4/16/19	United States	12,813,814		12,203,864
NGPL PipeCo LLC, Term Loan, 6.75%, 9/15/17	United States	131,913,285		126,570,797
Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	16,956,853		14,333,085
W&T Offshore Inc., Second Lien Term Loan, 9.00%, 5/15/20	United States	100,000,000		98,985,000
				855,306,942
Industrials 0.2%
[b]CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	United States	20,320,197		19,050,185
CEVA Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21	Netherlands	21,160,714		19,838,169
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21	Canada	3,648,399		3,420,374
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 6.50%, 3/19/21	United States	29,187,192		27,362,993
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	36,555,232		36,669,467

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)
Stena International SA, Loans, 4.00%, 3/03/21	Sweden	98,750,000	92,660,384
			199,001,572
Information Technology 0.5%
[k]BMC Software Finance Inc., Initial U.S. Term Loans, 6.25%, 9/10/20	United States	59,842,566	56,495,820
First Data Corp., 2018 New Dollar Term Loan, 3.687%, 3/23/18	United States	327,993,460	327,352,889
Freescale Semiconductor Inc., Tranche B-4 Term Loan, 4.25%, 2/28/20	United States	9,924,433	9,946,922
SRA International Inc., Term Loan, 6.50%, 7/20/18	United States	41,082,360	41,236,419
			435,032,050
Materials 0.1%
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	Australia	76,852,565	68,422,837
Utilities 0.0%†
Intergen NV, Term Advance, 5.50%, 6/13/20	Netherlands	44,087,719	42,296,656
Total Senior Floating Rate Interests (Cost $2,953,549,867)			2,857,514,163
		Shares
Escrows and Litigation Trusts 0.0%
[a,l]Motors Liquidation Co., Escrow Account	United States	400,000,000	—
[a,l]Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	11,000,000	—
[a,l]SuperMedia Inc., Litigation Trust	United States	30,326,101	—
Total Escrows and Litigation Trusts (Cost $2,757,417)			—
Total Investments before Short Term Investments (Cost $85,791,408,162)			87,383,909,809
		Principal Amount*

Short Term Investments 2.1%
U.S. Government and Agency Securities 1.3%
[m]FHLMC, 7/01/15	United States	75,000,000	75,000,000
[m]FNMA, 7/01/15	United States	153,394,000	153,394,000
[m]FHLB, 7/08/15 - 7/20/15	United States	518,000,000	517,998,273
[m,n]U.S. Treasury Bills, 7/02/15 - 12/17/15	United States	450,000,000	449,965,290
Total U.S. Government and Agency Securities (Cost $1,196,360,570)			1,196,357,563
Total Investments before Money Market Funds and Repurchase Agreements (Cost $86,987,768,732)			88,580,267,372
		Shares
Money Market Funds (Cost $655,130,082) 0.7%
[a,o]Institutional Fiduciary Trust Money Market Portfolio	United States	655,130,082	655,130,082
Investments from Cash Collateral Received for Loaned Securities 0.1%
Money Market Funds 0.1%
[a,o]Institutional Fiduciary Trust Money Market Portfolio	United States	32,000,000	32,000,000
		Principal Amount*
Repurchase Agreements 0.0%†
[p]Joint Repurchase Agreement, 0.11%, 7/01/15 (Maturity Value $8,468,758)
RBS Securities Inc.
Collateralized by U.S. Treasury Bonds, 3.625%, 2/15/44; and U.S. Treasury Notes,
1.00% - 3.625%, 9/30/15 - 2/15/24 (valued at $8,638,128)	United States	8,468,732	8,468,732
Total Investments from Cash Collateral Received for Loaned Securities (Cost $40,468,732)			40,468,732
Total Investments (Cost $87,683,367,546) 99.2%			89,275,866,186
Options Written (0.0)%†			(3,477,500)
Other Assets, less Liabilities 0.8%			687,447,052
Net Assets 100.0%			$89,959,835,738
	Counterparty	Number of Contracts
Options Written (0.0)%†
Calls - Exchange-Traded
Consumer Discretionary (0.0)%†
General Motors Co., August Strike Price $38, Expires 8/21/15	United States	10,000	$(95,000)
Energy (0.0)%†
The Williams Cos. Inc., August Strike Price $65, Expires 8/21/15	United States	5,000	(345,000)

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)
			(440,000)
Puts - Exchange-Traded
Industrials (0.0)%†
Union Pacific Corp., July Strike Price $99, Expires 7/17/15	United States	5,000	(2,112,500)
Information Technology (0.0)%†
Apple Inc., July Strike Price $125, Expires 7/17/15	United States	5,000	(925,000)
			(3,037,500)
Total Options Written (Premiums Received $1,963,163)			$(3,477,500)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 7 regarding holdings of 5% voting securities.
c A portion or all of the security is held in connection with written option contracts open at period end.
d See Note 6 regarding restricted securities.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
June 30, 2015, the aggregate value of these securities was $20,255,178,677, representing 22.52% of net assets.
f Income may be received in additional securities and/or cash.
g A portion or all of the security is on loan at June 30, 2015.
h Principal amount is stated in 1,000 Units.
i Perpetual security with no stated maturity date.
j The coupon rate shown represents the rate at period end.
k A portion or all of the security purchased on a delayed delivery basis.
l Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2015, the aggregate value of these securities was $-.
m The security is traded on a discount basis with no stated coupon rate.
n Security or a portion of the security has been pledged as collateral for written options contracts. At June 30, 2015, the aggregate value of these securities and/or cash pledged as collateral was $449,965,290, representing 0.50% of net assets.
o Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
p Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2015, all repurchase agreements had been entered into on that date.

ABBREVIATIONS

Currency

EUR - Euro
GBP - British Pound

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
L/C - Letter of Credit
MTN - Medium Term Note
PIK - Payment-In-Kind

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited)

Franklin U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities 97.7%
Government National Mortgage Association (GNMA) Fixed Rate 97.7%
GNMA GP 30 Year, 8.25%, 3/15/17 - 5/15/17	$12,164	$12,217
GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16	35,617	35,994
GNMA GP 30 Year, 11.25%, 10/15/15 - 12/15/15	2,327	2,335
GNMA I SF 15 Year, 6.50%, 5/15/18	51,716	53,248
GNMA I SF 30 Year, 3.50%, 4/15/43 - 5/15/43	43,706,432	45,499,253
GNMA I SF 30 Year, 4.00%, 12/15/40 - 9/15/41	16,172,196	17,306,603
GNMA I SF 30 Year, 4.50%, 2/15/39 - 6/15/39	55,107,826	60,447,773
GNMA I SF 30 Year, 4.50%, 6/15/39 - 10/15/39	51,015,196	55,659,739
GNMA I SF 30 Year, 4.50%, 11/15/39 - 2/15/40	53,605,344	58,412,104
GNMA I SF 30 Year, 4.50%, 2/15/40 - 5/15/40	55,795,571	60,809,001
GNMA I SF 30 Year, 4.50%, 5/15/40 - 6/15/40	49,394,083	53,803,632
GNMA I SF 30 Year, 4.50%, 6/15/40 - 7/15/40	40,375,842	44,189,929
GNMA I SF 30 Year, 4.50%, 7/15/40	55,627,278	60,610,853
GNMA I SF 30 Year, 4.50%, 7/15/40 - 8/15/40	40,557,950	44,124,984
GNMA I SF 30 Year, 4.50%, 8/15/40 - 4/15/41	54,632,465	59,609,551
GNMA I SF 30 Year, 4.50%, 4/15/41 - 6/15/41	23,032,002	25,442,710
GNMA I SF 30 Year, 5.00%, 2/15/33 - 9/15/33	54,794,489	61,274,269
GNMA I SF 30 Year, 5.00%, 9/15/33 - 2/15/34	55,977,899	62,542,148
GNMA I SF 30 Year, 5.00%, 2/15/34 - 10/15/38	55,342,236	61,756,984
GNMA I SF 30 Year, 5.00%, 10/15/38 - 8/15/39	52,604,674	58,505,201
GNMA I SF 30 Year, 5.00%, 8/15/39 - 9/15/39	56,044,238	62,229,011
GNMA I SF 30 Year, 5.00%, 9/15/39 - 10/15/39	52,760,082	59,004,716
GNMA I SF 30 Year, 5.00%, 10/15/39	28,892,737	32,396,780
GNMA I SF 30 Year, 5.00%, 10/15/39 - 11/15/39	47,915,653	53,990,148
GNMA I SF 30 Year, 5.00%, 11/15/39	21,797,001	24,578,658
GNMA I SF 30 Year, 5.00%, 11/15/39 - 12/15/39	50,949,316	57,423,170
GNMA I SF 30 Year, 5.00%, 12/15/39 - 2/15/40	49,805,397	55,816,721
GNMA I SF 30 Year, 5.00%, 2/15/40 - 3/15/40	43,731,418	49,254,328
GNMA I SF 30 Year, 5.00%, 3/15/40 - 5/15/40	53,492,627	60,103,313
GNMA I SF 30 Year, 5.00%, 5/15/40 - 6/15/40	47,483,731	53,479,353
GNMA I SF 30 Year, 5.00%, 6/15/40	33,645,034	37,912,463
GNMA I SF 30 Year, 5.00%, 9/15/40	43,564,049	48,383,378
GNMA I SF 30 Year, 5.50%, 5/15/28 - 4/15/33	54,601,237	62,733,862
GNMA I SF 30 Year, 5.50%, 4/15/33 - 7/15/33	54,509,558	62,495,155
GNMA I SF 30 Year, 5.50%, 7/15/33 - 8/15/35	54,535,954	62,480,135
GNMA I SF 30 Year, 5.50%, 9/15/35 - 8/15/38	54,845,024	62,432,014
GNMA I SF 30 Year, 5.50%, 8/15/38 - 7/15/39	50,793,117	57,424,970
GNMA I SF 30 Year, 5.50%, 8/15/39 - 2/15/40	28,119,577	31,985,654
GNMA I SF 30 Year, 6.00%, 10/15/23 - 9/15/32	54,319,592	62,670,197
GNMA I SF 30 Year, 6.00%, 9/15/32 - 11/15/35	45,437,970	52,826,724
GNMA I SF 30 Year, 6.00%, 12/15/35 - 3/15/37	53,483,259	62,235,804
GNMA I SF 30 Year, 6.00%, 3/15/37 - 2/15/38	50,083,435	57,817,290
GNMA I SF 30 Year, 6.00%, 3/15/38 - 2/15/39	46,874,024	53,740,419
GNMA I SF 30 Year, 6.00%, 12/15/39	17,207,553	19,687,282
GNMA I SF 30 Year, 6.50%, 5/15/23 - 1/15/32	54,761,396	62,661,761
GNMA I SF 30 Year, 6.50%, 1/15/32 - 8/15/37	25,238,121	29,238,108
GNMA I SF 30 Year, 6.75%, 3/15/26	8,655	9,875
GNMA I SF 30 Year, 7.00%, 4/15/16 - 9/15/32	54,436,190	61,249,007
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26	227,128	246,536
GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/33	17,059,061	18,946,522
GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22	113,486	114,124
GNMA I SF 30 Year, 8.00%, 11/15/15 - 9/15/30	8,208,603	8,701,831
GNMA I SF 30 Year, 8.50%, 6/15/16 - 5/15/25	1,719,508	1,830,015
GNMA I SF 30 Year, 9.00%, 4/15/16 - 7/15/23	1,805,022	1,889,781
GNMA I SF 30 Year, 9.50%, 5/15/16 - 8/15/22	1,567,490	1,608,923
GNMA I SF 30 Year, 10.00%, 2/15/16 - 3/15/25	1,435,619	1,481,663
GNMA I SF 30 Year, 10.50%, 9/15/15 - 10/15/21	799,187	824,975
GNMA I SF 30 Year, 11.00%, 8/15/15 - 5/15/21	136,501	138,483
GNMA I SF 30 Year, 11.50%, 10/15/15 - 2/15/16	9,102	9,206
GNMA I SF 30 Year, 12.00%, 8/15/15 - 11/15/15	1,991	1,995

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited) (continued)
GNMA I SF 30 Year, 13.00%, 9/15/15	190	190
GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17	9,212	9,286
GNMA II SF 30 Year, 3.00%, 2/20/45	15,967,084	16,120,199
GNMA II SF 30 Year, 3.50%, 10/20/40 - 6/20/42	24,425,412	25,379,165
GNMA II SF 30 Year, 3.50%, 7/20/42	101,625,445	105,595,759
GNMA II SF 30 Year, 3.50%, 8/20/42	38,178,944	39,685,639
GNMA II SF 30 Year, 3.50%, 9/20/42	222,118,166	230,818,886
GNMA II SF 30 Year, 3.50%, 10/20/42 - 11/20/42	58,621,632	60,927,284
GNMA II SF 30 Year, 3.50%, 11/20/42 - 3/20/43	56,737,081	58,983,392
GNMA II SF 30 Year, 3.50%, 4/20/43 - 5/20/43	50,425,185	52,414,243
GNMA II SF 30 Year, 3.50%, 5/20/43	63,787,591	66,296,249
GNMA II SF 30 Year, 3.50%, 6/20/43	73,461,064	76,350,187
GNMA II SF 30 Year, 3.50%, 8/20/43	54,110,991	56,239,173
GNMA II SF 30 Year, 3.50%, 4/20/45	139,185,074	144,974,236
GNMA II SF 30 Year, 3.50%, 5/20/45	204,446,459	212,165,621
GNMA II SF 30 Year, 3.50%, 6/20/45	239,145,000	249,092,016
GNMA II SF 30 Year, 4.00%, 5/20/40 - 10/20/40	23,642,364	25,287,613
GNMA II SF 30 Year, 4.00%, 11/20/40	71,367,534	76,418,981
GNMA II SF 30 Year, 4.00%, 12/20/40	41,496,255	44,433,398
GNMA II SF 30 Year, 4.00%, 1/20/41 - 6/20/41	45,365,331	48,575,939
GNMA II SF 30 Year, 4.00%, 7/20/41	60,797,453	64,807,119
GNMA II SF 30 Year, 4.00%, 9/20/41	70,226,827	75,133,600
GNMA II SF 30 Year, 4.00%, 10/20/41	83,624,004	89,123,753
GNMA II SF 30 Year, 4.00%, 11/20/41	75,182,924	80,428,226
GNMA II SF 30 Year, 4.00%, 2/20/44	53,900,824	58,118,557
GNMA II SF 30 Year, 4.00%, 11/20/44	190,521,142	201,815,611
GNMA II SF 30 Year, 4.00%, 12/20/44	197,491,938	209,199,649
GNMA II SF 30 Year, 4.00%, 2/20/45	142,135,798	150,561,888
GNMA II SF 30 Year, 4.50%, 5/20/33 - 11/20/39	37,240,721	40,592,277
GNMA II SF 30 Year, 4.50%, 12/20/39	51,809,664	56,548,880
GNMA II SF 30 Year, 4.50%, 1/20/40 - 7/20/40	57,057,664	62,277,074
GNMA II SF 30 Year, 4.50%, 5/20/41	66,944,640	73,069,208
GNMA II SF 30 Year, 4.50%, 6/20/41	19,948,593	21,773,648
GNMA II SF 30 Year, 4.50%, 6/20/41	81,673,031	89,145,124
GNMA II SF 30 Year, 4.50%, 7/20/41	87,126,316	95,097,362
GNMA II SF 30 Year, 4.50%, 8/20/41	10,899,016	11,919,680
GNMA II SF 30 Year, 4.50%, 9/20/41	114,236,077	124,934,071
GNMA II SF 30 Year, 4.50%, 10/20/41	85,168,433	92,960,490
GNMA II SF 30 Year, 4.50%, 8/20/42 - 2/20/44	55,047,761	59,456,821
GNMA II SF 30 Year, 5.00%, 7/20/33 - 9/20/33	45,682,655	51,030,321
GNMA II SF 30 Year, 5.00%, 10/20/33 - 3/20/36	53,775,337	60,107,294
GNMA II SF 30 Year, 5.00%, 7/20/39 - 12/20/39	41,431,606	46,157,789
GNMA II SF 30 Year, 5.00%, 4/20/40 - 5/20/40	31,025,033	34,564,292
GNMA II SF 30 Year, 5.00%, 6/20/40 - 9/20/41	38,716,865	43,134,662
GNMA II SF 30 Year, 5.50%, 6/20/34 - 11/20/34	42,600,209	48,582,881
GNMA II SF 30 Year, 5.50%, 12/20/34 - 3/20/35	53,713,652	61,347,391
GNMA II SF 30 Year, 5.50%, 5/20/35 - 4/20/38	47,288,384	53,861,316
GNMA II SF 30 Year, 5.50%, 6/20/38 - 4/20/40	23,435,555	26,530,867
GNMA II SF 30 Year, 6.00%, 10/20/23 - 6/20/35	51,756,018	59,449,740
GNMA II SF 30 Year, 6.00%, 7/20/35 - 7/20/38	49,481,034	56,684,115
GNMA II SF 30 Year, 6.00%, 8/20/38 - 7/20/39	19,187,436	21,856,974
GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39	41,427,178	48,394,642
GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33	8,488,574	10,259,613
GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32	2,063,213	2,412,069
GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30	979,322	1,166,777
GNMA II SF 30 Year, 8.50%, 5/20/16 - 6/20/25	355,012	380,111
GNMA II SF 30 Year, 9.00%, 10/20/16 - 11/20/21	73,701	81,432
GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25	91,068	97,597
GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21	119,958	131,331
GNMA II SF 30 Year, 10.50%, 8/20/15 - 1/20/21	212,353	220,697
GNMA II SF 30 Year, 11.00%, 10/20/15 - 1/20/21	42,658	43,211
GNMA II SF 30 Year, 11.50%, 11/20/15 - 1/20/18	2,972	3,019
GNMA II SF 30 Year, 12.00%, 9/20/15 - 12/20/15	403	403
Total Mortgage-Backed Securities (Cost $5,913,117,622)		6,135,381,916

Franklin Custodian Funds
Statement of Investments, June 30, 2015 (unaudited) (continued)

	Shares

Short Term Investments (Cost $180,067,362) 2.9%
Money Market Funds 2.9%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	180,067,362	180,067,362
Total Investments (Cost $6,093,184,984) 100.6%		6,315,449,278
Other Assets, less Liabilities (0.6)%		(37,133,172)
Net Assets 100.0%		$6,278,316,106

The coupon rate shown represents the rate at period end.
a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

GP - Graduated Payment
SF - Single Family

Franklin Custodian Funds

Statement of Investments, June 30, 2015 (unaudited)

Franklin Utilities Fund	Country	Shares	Value
Common Stocks 98.2%
Electric Utilities 47.1%
ALLETE Inc.	United States	1,000,000	$46,390,000
American Electric Power Co. Inc.	United States	4,100,000	217,177,000
Duke Energy Corp.	United States	3,550,000	250,701,000
Edison International	United States	4,400,000	244,552,000
Entergy Corp.	United States	1,400,000	98,700,000
Eversource Energy	United States	1,700,000	77,197,000
Exelon Corp.	United States	6,600,000	207,372,000
FirstEnergy Corp.	United States	2,300,000	74,865,000
Great Plains Energy Inc.	United States	4,300,000	103,888,000
IDACORP Inc.	United States	400,000	22,456,000
ITC Holdings Corp.	United States	300,000	9,654,000
NextEra Energy Inc.	United States	2,900,000	284,287,000
OGE Energy Corp.	United States	2,000,000	57,140,000
Pinnacle West Capital Corp.	United States	1,900,000	108,091,000
PNM Resources Inc.	United States	3,287,500	80,872,500
Portland General Electric Co.	United States	2,000,000	66,320,000
PPL Corp.	United States	5,000,000	147,350,000
The Southern Co.	United States	4,200,000	175,980,000
SSE PLC	United Kingdom	1,000,000	24,130,561
UIL Holdings Corp.	United States	38,714	1,773,876
Westar Energy Inc.	United States	2,700,000	92,394,000
Xcel Energy Inc.	United States	4,800,000	154,464,000
			2,545,754,937
Gas Utilities 2.5%
The Laclede Group Inc.	United States	1,400,000	72,884,000
ONE Gas Inc.	United States	600,000	25,536,000
Questar Corp.	United States	1,705,300	35,657,823
			134,077,823
Independent Power & Renewable Electricity Producers 1.3%
[a]8point3 Energy Partners LP	United States	1,298,500	24,178,070
Drax Group PLC	United Kingdom	8,000,000	43,761,779
			67,939,849
Multi-Utilities 34.7%
Alliant Energy Corp.	United States	1,600,000	92,352,000
Ameren Corp.	United States	600,000	22,608,000
CenterPoint Energy Inc.	United States	6,200,000	117,986,000
CMS Energy Corp.	United States	4,700,000	149,648,000
Consolidated Edison Inc.	United States	1,000,000	57,880,000
Dominion Resources Inc.	United States	4,200,000	280,854,000
DTE Energy Co.	United States	1,800,000	134,352,000
MDU Resources Group Inc.	United States	4,000,000	78,120,000
National Grid PLC	United Kingdom	11,000,000	141,220,340
NiSource Inc.	United States	1,500,000	68,385,000
NorthWestern Corp.	United States	596,800	29,094,000
PG&E Corp.	United States	4,000,000	196,400,000
Public Service Enterprise Group Inc.	United States	3,300,000	129,624,000
Sempra Energy	United States	2,400,000	237,456,000
TECO Energy Inc.	United States	1,300,000	22,958,000
Vectren Corp.	United States	925,100	35,597,848
Wec Energy Group Inc.	United States	1,900,000	85,443,000
			1,879,978,188
Oil, Gas & Consumable Fuels 9.1%
Enbridge Inc.	Canada	800,000	37,412,330
Kinder Morgan Inc.	United States	3,500,000	134,365,000
[a]Plains GP Holdings LP, A	United States	2,700,000	69,768,000
Spectra Energy Corp.	United States	1,800,000	58,680,000
TransCanada Corp.	Canada	1,800,000	73,152,922

Quarterly Statement of Investments | See Notes to Statements of Investments

Franklin Custodian Funds
Statement of Investments, June 30, 2015 (unaudited) (continued)
The Williams Cos. Inc.	United States	2,100,000	120,519,000
			493,897,252
Water Utilities 3.5%
American Water Works Co. Inc.	United States	2,000,000	97,260,000
United Utilities Group PLC	United Kingdom	6,700,000	93,889,249
			191,149,249
Total Common Stocks (Cost $3,650,829,285)			5,312,797,298
		Principal Amount
Corporate Bonds 0.9%
Electric Utilities 0.1%
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	$6,158,203	6,685,647
Multi-Utilities 0.8%
Aquila Inc., senior note, 8.27%, 11/15/21	United States	6,100,000	7,756,205
MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28	United States	25,000,000	36,244,975
			44,001,180
Total Corporate Bonds (Cost $37,396,650)			50,686,827
Total Investments before Short Term Investments (Cost $3,688,225,935)			5,363,484,125
Short Term Investments (Cost $1,904,168) 0.1%
		Shares
Money Market Funds 0.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	1,904,168	1,904,168
Total Investments (Cost $3,690,130,103) 99.2%			5,365,388,293
Other Assets, less Liabilities 0.8%			44,538,319
Net Assets 100.0%			$5,409,926,612

a Non-income producing.
b Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Custodian Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Franklin Income Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Franklin Income Fund purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. MORTGAGE DOLLAR ROLLS

Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At June 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	DynaTech Fund	Grow th Fund	Income Fund

Cost of investments	$1,599,015,496	$5,404,792,730	$87,878,097,282

Unrealized appreciation	$1,169,747,277	$6,173,244,644	$8,476,388,566
Unrealized depreciation	(13,763,522)	(37,110,226)	(7,078,619,662)
Net unrealized appreciation (depreciation)	$1,155,983,755	$6,136,134,418	$1,397,768,904

	Franklin U.S.
	Government	Franklin
	Securities Fund	Utilities Fund

Cost of investments	$6,093,205,476	$3,689,835,960

Unrealized appreciation	$261,645,208	$1,745,036,136
Unrealized depreciation	(39,401,406)	(69,483,803)
Net unrealized appreciation (depreciation)	$222,243,802	$1,675,552,333

6. RESTRICTED SECURITIES

At June 30, 2015, Franklin Income Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value
21,666,666	First Data Holdings Inc., B (Value is 0.12% of Net Assets)	6/26/14	$86,666,664	$109,247,382

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for Franklin Income Fund for the nine months ended June 30, 2015, were as shown below.

	Number of					Number of
	Shares/					Shares/
	Warrants/					Warrants/
	Principal					Principal
	Amount*					Amount*
	Held at					Held at
	Beginning	Gross		Gross		End		Value at	Investment	Realized
Name of Issuer	of Period	Additions		Reductions		of Period		End of Period	Income	Gain (Loss)
Non-Controlled Affiliates
Agrium Inc.	7,500,000	-		(750,000)		6,750,000	$	- a	$-	$156,713
CEVA Group PLC, first lien, 144A, 7.00%, 3/01/21	15,000,000	-		(15,000,000)		-		-	122,500	(600,000)
CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	20,320,197	-		-		20,320,197		19,050,185	961,258	-
CEVA Group PLC, secured note, 144A, 9.00%, 9/01/21	20,000,000	-		(20,000,000)		-		-	240,000	(1,050,000)
CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	186,778,982	-		(10,000,000)		176,778,982		162,968,124	5,530,394	(675,000)
CEVA Holdings LLC	91,371	-		-		91,371		67,614,585	-	-
CEVA Holdings LLC, cvt. pfd., A-1	2,897	-		-		2,897		2,897,250	-	-
CEVA Holdings LLC, cvt. pfd., A-2	110,565	-		-		110,565		81,818,159	-	-
Dex Media Inc.	2,048,551	-		-		2,048,551		1,495,442	-	-
Dex Media Inc., senior sub. note, PIK, 14.00%, 1/29/17	41,400,812	1,448,756		(42,849,568)		-		-	2,190,157	(35,569,463)
Dex Media West LLC, Term Loan B, 8.00%, 12/30/16	1,482,107	-		(1,482,107)		-		-	7,705	39,792
Dynegy Finance I Inc./Dynegy Finance II Inc., senior note, 144A, 6.75%, 11/01/19	-	270,000,000		-		270,000,000		282,285,000	12,001,875	-
Dynegy Finance I Inc./Dynegy Finance II Inc., senior note, 144A, 7.375%, 11/01/22	-	256,700,000		-		256,700,000		270,176,750	12,497,122	-
Dynegy Holdings Inc., Escrow Account	1,024,235,000	-		(1,024,235,000	) b	-		-	-	-
Dynegy Inc.	16,000,000	-		(8,426,200)		7,573,800		221,533,650	-	(33,259,507)
Dynegy Inc., senior note, 5.875%, 6/01/23	105,000,000	-		(5,000,000)		100,000,000		98,250,000	4,421,753	56,616
Dynegy Inc., w ts., 10/02/17	1,143,273	-		-		1,143,273		4,624,539	-	-
Dynegy Roseton Danskammer Pass Through Trust, Escrow Account, B	40,000,000	-		(40,000,000)		-		-	-	229,912
Halcon Resources Corp.	301,159	54,469,606	b	(6,527,006)		48,243,759		55,962,760	-	(844,431)
[c]R.H. Donnelley Inc., Term Loan B, 9.75%, 12/30/16	22,277,846	-		(22,277,846)		-		-	1,179,726	(8,033,574)
Total Affiliated Securities (Value is 1.41% of Net Assets)								$1,268,676,444	$39,152,490	$(79,548,942)

*In U.S. dollars unless otherw ise indicated.
aAs of June 30, 2015, no longer an affiliate.
bGross addition/reduction w as the result of various corporate actions.
cCompany is a w holly ow ned subsidiary of Dex Media Inc.

8. FAIR VALUE MEASUREMENTS

The Funds follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2015, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin DynaTech Fund
Assets:
Investments in Securities
Equity Investments:[a]	$2,709,343,839	$-	$-		$2,709,343,839
Short Term Investments	45,655,412	-	-		45,655,412
Total Investments in Securities	$2,754,999,251	$-	$-		$2,754,999,251

Franklin Grow th Fund
Assets:
Investments in Securities
Equity Investments:[a]	$10,533,851,140	$-	$-		$10,533,851,140
Short Term Investments	588,835,850	418,240,158	-		1,007,076,008
Total Investments in Securities	$11,122,686,990	$418,240,158	$-		$11,540,927,148

Franklin Income Fund
Assets:
Investments in Securities
Equity Investments:[b]
Energy	$7,202,529,202	$199,215,833	$-		$7,401,745,035
Financials	3,628,214,734	55,250,000	-		3,683,464,734
Industrials	3,497,003,200	152,329,994	-		3,649,333,194
Information Technology	1,291,854,330	-	109,247,382		1,401,101,712
All Other Equity Investments[a]	25,741,027,994	-	-		25,741,027,994
Equity-Linked Securities	-	9,172,835,634	-		9,172,835,634
Convertible Bonds	-	696,029,965	-		696,029,965
Corporate Bonds	-	32,691,821,378	89,036,000		32,780,857,378
Senior Floating Rate Interests	-	2,857,514,163	-		2,857,514,163
Escrow s and Litigation Trusts	-	-	-	c	-
Short Term Investments	1,137,095,372	754,861,005	-		1,891,956,377
Total Investments in Securities	$42,497,724,832	$46,579,857,972	$198,283,382		$89,275,866,186

Liabilities:
Other Financial Instruments
Options Written	$3,477,500	$-	$-		$3,477,500
Unfunded Loan Commitments	-	1,010,000	-		1,010,000
Total Other Financial Instruments	$3,477,500	$1,010,000	$-		$4,487,500

Franklin U.S. Government Securities Fund
Assets:
Investments in Securities
Mortgage-Backed Securities	$-	$6,135,381,916	$-		$6,135,381,916
Short Term Investments	180,067,362	-	-		180,067,362
Total Investments in Securities	$180,067,362	$6,135,381,916	$-		$6,315,449,278

Franklin Utilities Fund
Assets:
Investments in Securities
Equity Investments:[a]	$5,312,797,298	$-	$-		$5,312,797,298
Corporate Bonds	-	50,686,827	-		50,686,827
Short Term Investments	1,904,168	-	-		1,904,168
Total Investments in Securities	$5,314,701,466	$50,686,827	$-		$5,365,388,293

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value at June 30, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for certain transactions accounted for as a sale for interim and annual reporting periods beginning after December 15, 2014, and transactions accounted for as secured borrowings for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 27, 2015